Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2024
T14-NPRT3-0724
1.9862235.109
Corporate Bonds - 32.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		634,000	482,168
3.375% 8/15/26		2,486,000	1,590,852
			2,073,020
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		552,000	565,248
Wolfspeed, Inc. 1.875% 12/1/29		2,313,000	1,286,028
			1,851,276
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		285,000	277,495
4.375% 3/15/27(b)		238,000	233,919
			511,414
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		438,000	363,286
Redfin Corp. 0.5% 4/1/27		1,586,000	872,300
			1,235,586
TOTAL REAL ESTATE			1,747,000

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		400,000	412,130

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		316,000	286,796
Sunnova Energy International, Inc. 0.25% 12/1/26		250,000	109,000
			395,796
TOTAL UTILITIES			807,926

TOTAL CONVERTIBLE BONDS			6,479,222
Nonconvertible Bonds - 32.1%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		515,000	347,944
5.125% 7/15/29(b)		2,590,000	1,737,002
5.5% 1/15/28(b)		2,690,000	1,883,482
5.5% 10/15/29(b)		500,000	335,437
AT&T, Inc.:
2.55% 12/1/33		5,952,000	4,695,279
3.8% 12/1/57		3,772,000	2,626,026
4.3% 2/15/30		315,000	300,246
4.5% 3/9/48		10,000	8,258
5.15% 11/15/46		500,000	460,660
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		374,000	326,168
5.625% 9/15/28(b)		670,000	527,587
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		385,000	363,650
Frontier Communications Holdings LLC:
5% 5/1/28(b)		1,698,000	1,585,908
5.875% 10/15/27(b)		580,000	564,778
6.75% 5/1/29(b)		890,000	812,378
8.75% 5/15/30(b)		933,000	965,514
IHS Holding Ltd.:
5.625% 11/29/26(b)		440,000	416,077
6.25% 11/29/28(b)		130,000	116,186
Iliad Holding SAS 8.5% 4/15/31 (b)		935,000	946,757
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	400,000	424,284
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		65,000	35,713
4.5% 4/1/30(b)		185,000	104,985
4.875% 6/15/29(b)		70,000	41,922
10.5% 5/15/30(b)		1,846,000	1,826,564
11% 11/15/29(b)		351,548	360,398
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		1,285,000	847,972
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		350,000	298,900
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,300,000	1,241,500
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		906,000	831,599
Telecom Italia Capital SA:
6% 9/30/34		43,000	36,303
6% 9/30/34(b)		656,000	625,293
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		235,000	229,492
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	189,250
Verizon Communications, Inc.:
2.1% 3/22/28		1,241,000	1,111,807
2.355% 3/15/32		2,100,000	1,704,821
2.55% 3/21/31		37,892,000	31,947,474
2.987% 10/30/56		1,624,000	990,404
3% 3/22/27		221,000	208,799
3.75% 2/28/36	EUR	425,000	451,373
4.862% 8/21/46		875,000	799,008
5.012% 4/15/49		38,000	36,109
Virgin Media Finance PLC 5% 7/15/30 (b)		405,000	336,793
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,940,000	1,822,644
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,085,000	846,070
			66,368,814
Entertainment - 0.0%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (b)		400,000	181,213
Roblox Corp. 3.875% 5/1/30 (b)		1,717,000	1,495,970
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	895,000	982,028
			2,659,211
Interactive Media & Services - 0.0%
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		350,000	330,173
2.39% 6/3/30(b)		600,000	512,625
			842,798
Media - 1.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,327,000	1,194,190
Altice Financing SA:
5% 1/15/28(b)		50,000	39,498
5.75% 8/15/29(b)		2,455,000	1,822,384
Altice France Holding SA:
6% 2/15/28(b)		975,000	303,486
10.5% 5/15/27(b)		55,000	20,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		960,000	715,286
4.5% 5/1/32		460,000	364,913
4.5% 6/1/33(b)		1,342,000	1,035,602
4.75% 3/1/30(b)		3,439,000	2,929,527
5% 2/1/28(b)		1,000,000	923,308
5.375% 6/1/29(b)		2,704,000	2,422,157
5.5% 5/1/26(b)		195,000	192,581
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,859,000	5,827,427
4.4% 4/1/33		58,444,000	51,354,335
5.25% 4/1/53		8,938,000	7,048,100
5.375% 5/1/47		5,606,000	4,506,473
5.5% 4/1/63		2,937,000	2,296,683
5.75% 4/1/48		1,936,000	1,629,723
6.1% 6/1/29		5,156,000	5,161,634
6.484% 10/23/45		2,711,000	2,501,895
6.55% 6/1/34		2,812,000	2,817,725
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,200,000	1,133,640
7.5% 6/1/29(b)		480,000	394,083
7.875% 4/1/30(b)		1,506,000	1,497,774
9% 9/15/28(b)		155,000	161,325
Comcast Corp.:
3.9% 3/1/38		71,000	59,974
4.65% 7/15/42		162,000	144,354
CSC Holdings LLC:
3.375% 2/15/31(b)		1,010,000	591,471
4.125% 12/1/30(b)		325,000	200,414
4.625% 12/1/30(b)		1,645,000	691,647
5.375% 2/1/28(b)		1,430,000	1,004,286
5.5% 4/15/27(b)		600,000	459,733
Discovery Communications LLC:
3.625% 5/15/30		5,580,000	4,910,050
4.65% 5/15/50		1,019,000	755,593
DISH DBS Corp. 5.75% 12/1/28 (b)		1,019,000	709,934
DISH Network Corp. 11.75% 11/15/27 (b)		4,442,000	4,456,713
Fox Corp.:
4.709% 1/25/29		145,000	141,794
5.476% 1/25/39		143,000	135,311
5.576% 1/25/49		95,000	86,844
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		878,000	736,442
6.75% 10/15/27(b)		1,113,000	1,048,321
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		1,260,000	1,302,152
Sirius XM Radio, Inc.:
3.875% 9/1/31(b)(c)		2,100,000	1,676,932
4.125% 7/1/30(b)		635,000	532,225
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		965,000	846,788
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,382
5.875% 11/15/40		1,356,000	1,175,812
6.55% 5/1/37		157,000	148,895
6.75% 6/15/39		674,000	654,790
7.3% 7/1/38		211,000	214,062
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,500,000	1,281,231
6.625% 6/1/27(b)		471,000	455,033
7.375% 6/30/30(b)		799,000	757,157
8% 8/15/28(b)		285,000	280,701
8.5% 7/31/31(b)(d)		560,000	550,657
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,185,000	993,337
Warnermedia Holdings, Inc.:
3.755% 3/15/27		1,175,000	1,114,266
4.054% 3/15/29		1,858,000	1,710,840
4.279% 3/15/32		49,724,000	43,518,829
4.693% 5/17/33 (Reg. S)	EUR	850,000	917,072
5.05% 3/15/42		1,219,000	1,007,423
5.141% 3/15/52		9,073,000	7,162,307
Ziggo Bond Co. BV 6% 1/15/27 (b)		450,000	441,638
			181,182,509
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		395,000	384,469
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		2,893,000	2,758,360
CT Trust 5.125% 2/3/32 (b)		500,000	434,375
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		1,775,000	1,669,612
Millicom International Cellular SA:
4.5% 4/27/31(b)		1,258,000	1,075,747
6.25% 3/25/29(b)		630,000	611,730
7.375% 4/2/32(b)		285,000	279,314
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		2,516,000	2,041,072
3.875% 4/15/30		35,005,000	32,535,545
4.375% 4/15/40		207,000	179,966
4.5% 4/15/50		407,000	338,894
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,740,000	1,432,346
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (e)	GBP	385,000	481,756
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		775,000	589,242
			44,812,428
TOTAL COMMUNICATION SERVICES			295,865,760

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
Dana, Inc. 4.25% 9/1/30		298,000	258,952
Hertz Corp.:
4.625% 12/1/26(b)		390,000	302,801
5% 12/1/29(b)		224,000	147,930
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		1,579,000	1,595,597
6.5% 3/26/31(b)		650,000	659,987
8.125% 3/30/29(b)		670,000	705,489
8.375% 5/1/28(b)		495,000	520,518
Metalsa SA de CV 3.75% 5/4/31 (b)		325,000	264,063
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	600,000	657,534
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,200,000	1,311,435
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	623,366
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	700,000	705,234
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		580,000	571,285
6.75% 4/23/30(b)		1,603,000	1,622,381
6.875% 4/14/28(b)		365,000	371,369
6.875% 4/23/32(b)		455,000	465,490
			10,783,431
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		760,000	733,020
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	442,195
4.35% 4/9/25		3,810,000	3,765,900
McLaren Finance PLC 7.5% 8/1/26 (b)		536,000	462,568
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(e)(f)		3,078,000	3,025,979
			8,429,662
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	164,700
JD.com, Inc. 3.375% 1/14/30		355,000	321,164
John Lewis PLC 6.125% 1/21/25	GBP	1,515,000	1,929,045
Kohl's Corp. 4.25% 7/17/25		40,000	38,980
Match Group Holdings II LLC:
3.625% 10/1/31(b)		921,000	767,099
4.125% 8/1/30(b)		785,000	682,451
Nordstrom, Inc. 4.375% 4/1/30 (c)		840,000	763,763
Prosus NV:
3.061% 7/13/31(b)		590,000	477,640
3.68% 1/21/30(b)		200,000	174,226
4.193% 1/19/32(b)		600,000	518,022
			5,837,090
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)(d)		650,000	656,242
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		615,000	642,556
			1,298,798
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		2,580,000	2,567,306
Service Corp. International 5.125% 6/1/29		615,000	591,066
Sotheby's 7.375% 10/15/27 (b)		576,000	501,378
TKC Holdings, Inc.:
6.875% 5/15/28(b)		1,085,000	1,059,845
10.5% 5/15/29(b)		665,000	655,319
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		1,543,000	1,499,946
			6,874,860
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		576,000	535,102
4% 10/15/30(b)		1,855,000	1,614,115
4.375% 1/15/28(b)		600,000	562,011
5.75% 4/15/25(b)		130,000	129,498
Affinity Interactive 6.875% 12/15/27 (b)		297,000	264,305
Aramark Services, Inc.:
5% 4/1/25(b)		275,000	272,692
5% 2/1/28(b)		1,496,000	1,430,327
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		700,000	678,563
6.4% 1/15/34(b)		200,000	210,000
Boyd Gaming Corp. 4.75% 6/15/31 (b)		400,000	358,891
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		600,000	542,050
6.5% 2/15/32(b)		1,280,000	1,265,731
7% 2/15/30(b)		120,000	121,296
8.125% 7/1/27(b)		1,190,000	1,213,195
Carnival Corp.:
5.75% 3/1/27(b)		80,000	78,527
6% 5/1/29(b)		1,220,000	1,192,368
7.625% 3/1/26(b)		1,955,000	1,965,600
10.5% 6/1/30(b)		1,870,000	2,032,658
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		150,000	135,734
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		900,000	809,598
6.75% 1/15/30(b)		1,120,000	989,959
Garden SpinCo Corp. 8.625% 7/20/30 (b)		90,000	96,157
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		750,000	650,625
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		2,348,000	1,991,326
4% 5/1/31(b)		450,000	397,673
5.875% 4/1/29(b)		495,000	490,736
6.125% 4/1/32(b)		800,000	790,938
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		902,000	897,338
Life Time, Inc.:
5.75% 1/15/26(b)		715,000	710,884
8% 4/15/26(b)		1,905,000	1,917,840
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		69,000	68,280
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		874,000	822,785
McDonald's Corp.:
3.5% 7/1/27		269,000	256,657
4.2% 4/1/50		1,792,000	1,435,302
Meituan:
2.125% 10/28/25(b)		400,000	380,625
3.05% 10/28/30(b)		800,000	687,250
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		200,000	179,531
5.75% 7/21/28(b)		220,000	205,019
Merlin Entertainments Group 7.375% 2/15/31 (b)		258,000	261,488
MGM Resorts International 6.5% 4/15/32		470,000	459,572
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		250,000	246,420
NCL Corp. Ltd.:
3.625% 12/15/24(b)		770,000	758,782
8.375% 2/1/28(b)		420,000	438,360
NCL Finance Ltd. 6.125% 3/15/28 (b)		1,300,000	1,272,714
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		15,000	15,378
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		530,000	519,285
5.5% 8/31/26(b)		1,600,000	1,576,436
5.5% 4/1/28(b)		980,000	957,376
6.25% 3/15/32(b)		2,249,000	2,238,749
7.25% 1/15/30(b)		200,000	206,601
Station Casinos LLC:
4.5% 2/15/28(b)		610,000	568,023
6.625% 3/15/32(b)		460,000	451,574
Viking Cruises Ltd.:
6.25% 5/15/25(b)		500,000	498,507
9.125% 7/15/31(b)		275,000	296,246
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	115,539
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		340,000	330,939
Wynn Macau Ltd.:
4.875% 10/1/24(b)		325,000	322,927
5.5% 10/1/27(b)		100,000	95,031
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	348,361
4.625% 1/31/32		1,075,000	979,189
			41,338,683
Household Durables - 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)		370,000	328,912
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		565,000	564,000
Landsea Homes Corp. 8.875% 4/1/29 (b)		435,000	421,678
LGI Homes, Inc.:
4% 7/15/29(b)		512,000	440,818
8.75% 12/15/28(b)		70,000	72,680
Newell Brands, Inc.:
5.7% 4/1/26		1,000,000	987,419
6.875% 4/1/36(g)		460,000	408,444
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,755,000	1,704,358
TopBuild Corp. 4.125% 2/15/32 (b)		348,000	303,626
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		295,000	294,263
			5,526,198
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		1,450,000	1,444,614
Mattel, Inc.:
5.45% 11/1/41		980,000	879,163
6.2% 10/1/40		380,000	365,753
			2,689,530
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		127,000	120,878
AutoZone, Inc. 4% 4/15/30		4,155,000	3,894,438
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,000,000	1,001,350
Carvana Co.:
4.875% 9/1/29(b)		785,000	549,500
5.625% 10/1/25(b)		770,000	742,878
5.875% 10/1/28(b)		650,000	500,500
12% 12/1/28 pay-in-kind(b)(e)		1,162,400	1,215,149
13% 6/1/30 pay-in-kind(b)(e)		145,000	149,233
14% 6/1/31 pay-in-kind(b)(e)		1,054,353	1,110,989
Champions Financing, Inc. 8.75% 2/15/29 (b)		1,087,000	1,117,505
Hudson Automotive Group 8% 5/15/32 (b)		335,000	345,247
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,670,000	1,507,981
LCM Investments Holdings 8.25% 8/1/31 (b)		135,000	140,069
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	182,035
3.75% 4/1/32		20,021,000	18,106,885
4.25% 4/1/52		2,401,000	1,886,174
4.45% 4/1/62		260,000	201,781
4.5% 4/15/30		176,000	170,201
5.625% 4/15/53		21,000	20,319
Michaels Companies, Inc. 7.875% 5/1/29 (b)		500,000	340,047
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	178,128
Sally Holdings LLC 6.75% 3/1/32		845,000	828,905
Staples, Inc.:
7.5% 4/15/26(b)		646,000	645,885
10.75% 4/15/27(b)		983,000	875,182
10.75% 9/1/29(b)(d)		1,040,000	1,006,311
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,773
Valvoline, Inc. 3.625% 6/15/31 (b)		700,000	590,548
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		1,050,000	1,075,934
			38,507,825
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	521,813
Tapestry, Inc.:
7% 11/27/26		1,959,000	2,011,383
7.05% 11/27/25		726,000	738,010
7.35% 11/27/28		3,039,000	3,146,999
7.7% 11/27/30		5,803,000	6,063,264
7.85% 11/27/33		4,539,000	4,784,696
Wolverine World Wide, Inc. 4% 8/15/29 (b)		1,310,000	1,090,995
			18,357,160
TOTAL CONSUMER DISCRETIONARY			139,643,237

CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		624,000	548,609
4.5% 6/1/50		6,964,000	6,165,439
4.75% 4/15/58		653,000	574,511
5.45% 1/23/39		377,000	378,147
5.55% 1/23/49		2,806,000	2,810,461
5.8% 1/23/59 (Reg. S)		1,380,000	1,430,229
Central American Bottling Corp. 5.25% 4/27/29 (b)		595,000	557,220
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,181,094
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,092,771
3.45% 3/25/30		562,000	521,261
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		2,098,000	1,938,624
			20,198,366
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		1,379,000	1,289,915
6.5% 2/15/28(b)(c)		445,000	448,221
C&S Group Enterprises LLC 5% 12/15/28 (b)		735,000	543,146
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,274,013
KeHE Distributor / Nextwave 9% 2/15/29 (b)		1,267,000	1,283,377
Minerva Luxembourg SA 8.875% 9/13/33 (b)		300,000	312,890
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		310,000	304,866
Performance Food Group, Inc. 5.5% 10/15/27 (b)		325,000	316,760
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,000,000	1,122,391
Sigma Holdco BV 7.875% 5/15/26 (b)		940,000	914,150
Sysco Corp.:
5.95% 4/1/30		948,000	983,930
6.6% 4/1/50		530,000	590,617
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	920,000	1,032,892
U.S. Foods, Inc.:
4.75% 2/15/29(b)		1,400,000	1,314,098
6.875% 9/15/28(b)		437,000	444,646
United Natural Foods, Inc. 6.75% 10/15/28 (b)		140,000	115,544
			13,291,456
Food Products - 0.1%
Adecoagro SA 6% 9/21/27 (b)		280,000	271,075
Darling Ingredients, Inc. 6% 6/15/30 (b)		130,000	127,075
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)		405,000	416,130
JBS U.S.A. Food Co. 3.625% 1/15/32 (b)		80,000	68,595
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		1,970,000	1,739,780
MARB BondCo PLC 3.95% 1/29/31 (b)		615,000	497,381
Pilgrim's Pride Corp. 4.25% 4/15/31		640,000	576,078
Post Holdings, Inc.:
4.5% 9/15/31(b)		51,000	45,142
4.625% 4/15/30(b)		180,000	163,451
5.5% 12/15/29(b)		1,238,000	1,179,184
5.625% 1/15/28(b)		130,000	127,018
6.25% 2/15/32(b)		1,130,000	1,123,299
TreeHouse Foods, Inc. 4% 9/1/28		670,000	596,635
			6,930,843
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	885,000	954,530

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		320,000	326,943

Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	508,738
4.25% 8/9/42		448,000	356,239
4.5% 5/2/43		289,000	236,565
4.8% 2/14/29		86,000	84,337
5.95% 2/14/49		300,000	293,027
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	2,986,213
4.906% 4/2/30		14,341,000	13,926,923
5.282% 4/2/50		1,336,000	1,136,176
5.834% 2/20/31		1,000,000	1,012,878
6.421% 8/2/33		532,000	555,503
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	1,200,000	1,269,613
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	2,010,000	2,267,909
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		450,000	442,201
6.125% 7/27/27(b)		3,927,000	3,985,276
Reynolds American, Inc.:
4.45% 6/12/25		33,000	32,595
5.7% 8/15/35		28,000	27,460
5.85% 8/15/45		180,000	167,588
			29,289,241
TOTAL CONSUMER STAPLES			70,991,379

ENERGY - 4.3%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		1,145,000	1,096,613
Guara Norte SARL 5.198% 6/15/34 (b)		257,037	233,679
Halliburton Co.:
3.8% 11/15/25		2,000	1,954
4.85% 11/15/35		55,000	52,469
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)		59,607	64,006
Nabors Industries, Inc. 9.125% 1/31/30 (b)		95,000	98,096
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		125,000	131,205
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,130,000	1,135,786
Technip Energies NV 1.125% 5/28/28	EUR	170,000	165,670
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		900,000	914,220
Transocean Aquila Ltd. 8% 9/30/28 (b)		376,000	382,265
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		607,500	605,906
Transocean, Inc.:
8% 2/1/27(b)		1,158,000	1,162,660
8.25% 5/15/29(b)		450,000	450,106
8.5% 5/15/31(b)		580,000	579,409
8.75% 2/15/30(b)		252,000	262,894
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		545,000	545,617
Valaris Ltd. 8.375% 4/30/30 (b)		1,202,000	1,242,387
Vallourec SA 7.5% 4/15/32 (b)		830,000	854,034
Yinson Boronia Production BV 8.947% 7/31/42 (b)		715,000	720,005
			10,698,981
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		496,000	475,375
5.75% 3/1/27(b)		338,000	334,153
Baytex Energy Corp. 7.375% 3/15/32 (b)		465,000	470,381
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7% 7/15/29 (b)		195,000	197,044
California Resources Corp.:
7.125% 2/1/26(b)		228,000	229,151
8.25% 6/15/29(b)(d)		800,000	801,238
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		392,000	372,257
Canacol Energy Ltd. 5.75% 11/24/28 (b)		945,000	495,818
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,376,786
3.85% 6/1/27		2,800,000	2,685,514
5.85% 2/1/35		1,246,000	1,238,409
6.25% 3/15/38		800,000	822,502
Cenovus Energy, Inc.:
2.65% 1/15/32		2,134,000	1,756,002
3.75% 2/15/52		210,000	149,254
5.25% 6/15/37		1,285,000	1,210,593
5.4% 6/15/47		168,000	155,102
6.75% 11/15/39		257,000	275,502
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		640,000	635,732
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		626,000	626,184
7% 6/15/25(b)		651,000	651,717
8.375% 1/15/29(b)		1,565,000	1,620,025
CNX Midstream Partners LP 4.75% 4/15/30 (b)		865,000	777,971
CNX Resources Corp.:
6% 1/15/29(b)		248,000	241,992
7.25% 3/1/32(b)		610,000	618,426
7.375% 1/15/31(b)		480,000	488,493
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,300,000	2,333,827
6.036% 11/15/33(b)		2,278,000	2,321,949
6.497% 8/15/43(b)		423,000	441,093
6.544% 11/15/53(b)		762,000	807,381
6.714% 8/15/63(b)		456,000	484,193
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,085,000	1,000,143
6.75% 3/1/29(b)(c)		800,000	773,828
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		900,000	924,728
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		240,000	244,583
CVR Energy, Inc.:
5.75% 2/15/28(b)		3,007,000	2,775,249
8.5% 1/15/29(b)		445,000	446,903
DCP Midstream Operating LP 5.125% 5/15/29		1,190,000	1,171,487
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		1,925,000	1,900,408
8.625% 3/15/29(b)		560,000	572,620
DT Midstream, Inc. 4.125% 6/15/29 (b)		1,030,000	941,885
Ecopetrol SA:
4.625% 11/2/31		610,000	493,795
8.875% 1/13/33		1,030,000	1,054,463
EG Global Finance PLC 12% 11/30/28 (b)		3,647,000	3,777,306
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		1,315,000	1,118,342
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		300,000	298,969
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		650,000	616,961
5.375% 3/30/28 (Reg. S)(b)		200,000	180,362
Energean PLC 6.5% 4/30/27 (b)		945,000	890,663
Energy Transfer LP:
3.75% 5/15/30		53,877,000	49,281,468
4.95% 6/15/28		291,000	286,297
5% 5/15/50		1,080,000	916,789
5.25% 4/15/29		3,592,000	3,571,200
5.4% 10/1/47		941,000	844,956
5.8% 6/15/38		154,000	149,382
6% 6/15/48		1,886,000	1,822,984
6.25% 4/15/49		109,000	108,559
7.375% 2/1/31(b)		2,062,000	2,140,698
EnLink Midstream LLC:
5.625% 1/15/28(b)		1,018,000	1,005,709
6.5% 9/1/30(b)		585,000	597,585
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,175,509
EQM Midstream Partners LP:
6.5% 7/1/27(b)		195,000	196,635
7.5% 6/1/27(b)		425,000	434,217
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,693,429
FEL Energy VI SARL 5.75% 12/1/40 (b)		271,401	248,247
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		93,196	78,873
2.625% 3/31/36(b)		1,340,000	1,075,015
GeoPark Ltd. 5.5% 1/17/27 (b)		300,000	270,938
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,725,000	1,698,436
7% 8/1/27		787,000	789,746
8.25% 1/15/32(b)		200,000	205,766
Golar LNG Ltd. 7% 10/20/25 (b)		855,000	848,032
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		875,000	832,070
Harbour Energy PLC 5.5% 10/15/26 (b)		50,000	48,938
Harvest Midstream I LP:
7.5% 9/1/28(b)		1,290,000	1,309,037
7.5% 5/15/32(b)		320,000	324,340
Hess Corp.:
5.6% 2/15/41		7,867,000	7,848,171
5.8% 4/1/47		360,000	360,907
7.125% 3/15/33		110,000	123,494
7.3% 8/15/31		4,272,000	4,767,862
7.875% 10/1/29		303,000	338,267
Hess Midstream Operations LP:
4.25% 2/15/30(b)		836,000	759,868
5.125% 6/15/28(b)		1,735,000	1,671,399
5.625% 2/15/26(b)		505,000	501,814
6.5% 6/1/29(b)		550,000	556,160
HF Sinclair Corp.:
5% 2/1/28(b)		600,000	580,046
6.375% 4/15/27(b)		180,000	181,334
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		1,370,000	1,437,721
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		585,000	475,523
5.375% 4/24/30(b)		85,000	82,255
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	264,809
6.55% 9/15/40		13,000	13,422
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	29,678
5.55% 6/1/45		193,000	181,144
Kinetik Holdings LP:
5.875% 6/15/30(b)		775,000	755,228
6.625% 12/15/28(b)		600,000	606,330
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		1,225,000	1,198,222
7.5% 3/1/28(b)		384,000	364,420
7.75% 5/1/27(b)		110,000	107,097
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		595,000	582,513
Matador Resources Co. 6.5% 4/15/32 (b)		970,000	968,109
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		950,601	855,244
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		350,000	363,125
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)(j)		420,000	422,142
Mesquite Energy, Inc. 7.25% (b)(i)(k)		269,000	0
MPLX LP:
2.65% 8/15/30		624,000	532,999
4.8% 2/15/29		83,000	81,254
4.875% 12/1/24		160,000	159,418
4.95% 9/1/32		6,361,000	6,053,956
5.5% 2/15/49		249,000	230,435
NAK Naftogaz Ukraine 7.65% (Reg. S) (k)		760,000	653,600
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		5,041,000	4,744,820
6.75% 9/15/25(b)		1,451,000	1,433,835
8.75% 3/15/29(b)(c)		1,488,000	1,428,272
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)		220,000	223,948
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		500,000	508,353
8.75% 6/15/31(b)		395,000	413,858
Occidental Petroleum Corp.:
4.2% 3/15/48		502,000	378,757
4.3% 8/15/39		105,000	84,192
4.4% 4/15/46		2,510,000	1,984,139
4.4% 8/15/49		255,000	188,576
5.55% 3/15/26		1,088,000	1,086,619
6.2% 3/15/40		250,000	251,550
6.45% 9/15/36		1,268,000	1,320,799
6.6% 3/15/46		216,000	225,964
7.5% 5/1/31		29,281,000	32,224,461
7.875% 9/15/31		65,000	72,817
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,202,518
6.625% 8/15/37		1,341,000	1,387,850
7.375% 11/1/31		290,000	315,805
8.125% 9/15/30		652,000	733,291
Parkland Corp.:
4.5% 10/1/29(b)		569,000	517,576
4.625% 5/1/30(b)		1,730,000	1,572,425
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		300,000	293,143
7.875% 9/15/30(b)		1,518,000	1,559,333
Permian Resources Operating LLC:
5.875% 7/1/29(b)		748,000	730,235
7% 1/15/32(b)		275,000	280,943
Petroleos de Venezuela SA:
5.375%(k)		1,100,000	129,250
9.75%(b)(k)		970,000	132,405
Petroleos Mexicanos:
4.5% 1/23/26		1,357,000	1,283,966
5.35% 2/12/28		374,000	329,868
5.95% 1/28/31		67,480,000	54,621,686
6.35% 2/12/48		11,201,000	7,224,085
6.49% 1/23/27		435,000	413,859
6.5% 3/13/27		1,159,000	1,093,401
6.625% 6/15/35		2,300,000	1,765,250
6.7% 2/16/32		10,168,000	8,540,103
6.75% 9/21/47		4,870,000	3,245,904
6.95% 1/28/60		5,285,000	3,521,924
7.69% 1/23/50		13,981,000	10,148,808
Petronas Capital Ltd.:
3.404% 4/28/61(b)		355,000	235,898
3.5% 4/21/30(b)		200,000	182,780
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		300,000	294,094
Phillips 66 Co. 3.85% 4/9/25		98,000	96,573
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,880,000	4,434,235
3.6% 11/1/24		139,000	137,709
Prairie Acquiror LP 9% 8/1/29 (b)		220,000	226,088
PT Adaro Indonesia 4.25% 10/31/24 (b)		300,000	296,457
PT Pertamina Persero 4.175% 1/21/50 (b)		125,000	95,586
QatarEnergy:
1.375% 9/12/26(b)		400,000	366,724
2.25% 7/12/31(b)		1,750,000	1,448,038
3.125% 7/12/41(b)		1,090,000	801,619
3.3% 7/12/51(b)		1,020,000	702,647
Rockies Express Pipeline LLC 4.95% 7/15/29 (b)		1,460,000	1,352,315
Sabine Pass Liquefaction LLC 4.5% 5/15/30		2,431,000	2,321,969
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		2,445,000	2,041,820
3.25% 11/24/50(b)		695,000	461,223
3.5% 4/16/29(b)		455,000	422,513
3.5% 11/24/70(b)		245,000	155,852
4.25% 4/16/39(b)		1,165,000	997,531
4.375% 4/16/49(b)		95,000	76,713
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		203,000	210,617
SM Energy Co. 6.75% 9/15/26		600,000	599,077
Southwestern Energy Co. 4.75% 2/1/32		390,000	353,496
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		245,000	250,172
7.25% 5/1/32(b)		370,000	378,800
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,156,000	1,060,797
5.875% 3/15/28		610,000	600,078
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		740,000	705,824
6% 12/31/30(b)		4,843,000	4,564,242
Talos Production, Inc.:
9% 2/1/29(b)		190,000	199,325
9.375% 2/1/31(b)		265,000	280,461
Teine Energy Ltd. 6.875% 4/15/29 (b)		149,000	145,674
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		675,000	551,333
The Williams Companies, Inc.:
3.5% 11/15/30		51,855,000	46,686,194
3.9% 1/15/25		521,000	515,438
4% 9/15/25		180,000	176,416
4.65% 8/15/32		3,093,000	2,930,956
5.3% 8/15/52		406,000	374,660
5.4% 3/2/26		1,365,000	1,362,488
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		1,722,000	1,540,965
3.95% 5/15/50		542,000	411,094
Tullow Oil PLC:
7% 3/1/25(b)		200,000	193,304
10.25% 5/15/26(b)		1,101,000	1,063,731
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(b)		400,000	335,531
6.25% 1/15/30(b)		1,960,000	1,964,714
Viper Energy, Inc. 7.375% 11/1/31 (b)		125,000	129,113
Western Midstream Operating LP:
4.05% 2/1/30		520,000	481,329
4.5% 3/1/28		300,000	288,986
4.65% 7/1/26		96,000	93,810
4.75% 8/15/28		80,000	77,836
5.25% 2/1/50		650,000	564,532
5.3% 3/1/48		1,140,000	979,804
			394,173,349
TOTAL ENERGY			404,872,330

FINANCIALS - 13.3%
Banks - 6.5%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	1,100,000	1,188,938
Access Bank PLC 6.125% 9/21/26 (b)		435,000	413,463
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	1,375,000	1,422,750
5.25% 10/23/31 (Reg. S)(e)	EUR	1,460,000	1,684,888
6.608% 9/13/29(b)(e)		335,000	344,435
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (e)		1,200,000	1,199,651
Banco Do Brasil SA 6% 3/18/31 (b)		465,000	453,701
Bank of America Corp.:
2.299% 7/21/32(e)		4,150,000	3,377,281
2.592% 4/29/31(e)		3,508,000	3,008,956
3.419% 12/20/28(e)		112,475,000	105,303,922
4.2% 8/26/24		160,000	159,396
4.25% 10/22/26		2,667,000	2,599,383
5.015% 7/22/33(e)		19,217,000	18,723,516
Bank of Ireland Group PLC:
4.625% 11/13/29 (Reg. S)(e)	EUR	400,000	445,114
5.601% 3/20/30(b)(e)		1,050,000	1,037,290
Barclays PLC:
2.279% 11/24/27(e)		8,400,000	7,743,468
2.645% 6/24/31(e)		5,000,000	4,214,387
5.262% 1/29/34 (Reg. S)(e)	EUR	2,755,000	3,204,621
5.69% 3/12/30(e)		4,220,000	4,217,277
5.829% 5/9/27(e)		3,236,000	3,236,891
6.224% 5/9/34(e)		4,701,000	4,811,850
6.49% 9/13/29(e)		12,895,000	13,331,759
7.437% 11/2/33(e)		1,355,000	1,489,908
8.407% 11/14/32 (Reg. S)(e)	GBP	200,000	269,233
BNP Paribas SA:
2.159% 9/15/29(b)(e)		1,350,000	1,174,782
2.219% 6/9/26(b)(e)		4,250,000	4,100,759
2.5% 3/31/32 (Reg. S)(e)	EUR	1,800,000	1,854,541
4.125% 5/24/33 (Reg. S)	EUR	600,000	676,440
BPCE SA:
1.5% 1/13/42 (Reg. S)(e)	EUR	1,000,000	996,827
5.716% 1/18/30(b)(e)		500,000	499,721
7.003% 10/19/34(b)(e)		425,000	457,826
Citigroup, Inc.:
3.875% 3/26/25		2,657,000	2,617,177
4.3% 11/20/26		5,255,000	5,126,982
4.4% 6/10/25		556,000	548,876
4.412% 3/31/31(e)		11,226,000	10,659,845
4.45% 9/29/27		728,000	708,609
4.658% 5/24/28(e)		70,933,000	69,673,558
4.91% 5/24/33(e)		6,705,000	6,429,862
5.875% 7/1/24 (Reg. S)	GBP	425,000	541,394
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	700,000	942,621
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		297,000	266,518
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	200,000	216,810
4% 1/10/30 (Reg. S)	EUR	900,000	991,420
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	1,585,000	1,855,122
4.75% 6/21/30 (Reg. S)(e)	EUR	1,571,000	1,763,661
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (e)	EUR	400,000	380,767
First Citizens Bank & Trust Co. 6.125% 3/9/28		174,000	177,951
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		515,000	483,973
6% 4/15/25(b)		170,000	169,119
8% 6/15/27(b)		675,000	700,600
HSBC Holdings PLC:
4.856% 5/23/33 (Reg. S)(e)	EUR	775,000	887,643
4.95% 3/31/30		514,000	503,300
6.254% 3/9/34(e)		500,000	520,642
6.8% 9/14/31(e)	GBP	1,800,000	2,438,517
7.39% 11/3/28(e)		200,000	211,229
8.201% 11/16/34 (Reg. S)(e)	GBP	400,000	552,841
ING Groep NV:
4.5% 5/23/29 (Reg. S)(e)	EUR	1,300,000	1,440,356
4.75% 5/23/34 (Reg. S)(e)	EUR	1,900,000	2,188,391
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(e)		263,000	222,154
5.017% 6/26/24(b)		200,000	199,741
5.71% 1/15/26(b)		4,470,000	4,426,789
6.625% 6/20/33(b)		785,000	811,848
JPMorgan Chase & Co.:
2.739% 10/15/30(e)		4,783,000	4,207,193
2.956% 5/13/31(e)		2,101,000	1,827,981
3.761% 3/21/34 (Reg. S)(e)	EUR	650,000	697,506
3.875% 9/10/24		190,000	189,013
4.452% 12/5/29(e)		97,938,000	94,725,983
4.493% 3/24/31(e)		15,667,000	15,045,811
4.586% 4/26/33(e)		5,759,000	5,451,374
4.912% 7/25/33(e)		8,706,000	8,437,079
5.299% 7/24/29(e)		7,973,000	7,963,986
5.717% 9/14/33(e)		6,900,000	6,978,736
Jyske Bank A/S:
5% 10/26/28(e)	EUR	535,000	595,354
5.125% 5/1/35 (Reg. S)(e)	EUR	271,000	299,234
KBC Group NV 6.324% 9/21/34 (b)(e)		1,675,000	1,732,133
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	140,000	162,445
4.5% 1/11/29 (Reg. S)(e)	EUR	625,000	693,602
4.75% 9/21/31 (Reg. S)(e)	EUR	2,480,000	2,797,877
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	201,064
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	1,185,000	1,383,072
3.073% 5/22/28(e)		2,615,000	2,441,302
4.771% 2/16/29 (Reg. S)(e)	EUR	1,760,000	1,961,322
5.847% 3/2/27(e)		5,629,000	5,644,175
7.416% 6/6/33 (Reg. S)(e)	GBP	380,000	502,262
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,150,000	1,266,699
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (e)		200,000	209,556
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	444,684
Societe Generale:
1.038% 6/18/25(b)(e)		4,000,000	3,991,050
1.488% 12/14/26(b)(e)		11,855,000	11,078,624
4.75% 11/24/25(b)		200,000	196,296
6.691% 1/10/34(b)(e)		1,900,000	1,984,485
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,651,921
5.625% 8/23/27		1,510,000	1,489,013
UniCredit SpA:
5.459% 6/30/35(b)(e)		707,000	663,979
5.861% 6/19/32(b)(e)		190,000	186,062
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	1,135,000	1,556,841
Wells Fargo & Co.:
3.526% 3/24/28(e)		78,741,000	74,867,696
4.478% 4/4/31(e)		11,532,000	10,981,821
4.897% 7/25/33(e)		12,817,000	12,264,946
5.013% 4/4/51(e)		2,888,000	2,633,326
5.499% 1/23/35(e)		902,000	894,186
5.574% 7/25/29(e)		4,958,000	4,986,027
6.303% 10/23/29(e)		5,374,000	5,561,042
Western Alliance Bancorp. 3% 6/15/31 (e)		1,097,000	981,815
Westpac Banking Corp. 4.11% 7/24/34 (e)		405,000	372,267
			614,502,130
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25		27,000	26,334
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,457,183
3.875% 1/15/26		2,302,000	2,220,220
AssuredPartners, Inc.:
5.625% 1/15/29(b)		860,000	800,302
7.5% 2/15/32(b)		530,000	526,863
Athene Global Funding:
5.339% 1/15/27(b)		8,388,000	8,495,060
5.583% 1/9/29(b)		6,189,000	6,184,737
Blackstone Private Credit Fund:
4.7% 3/24/25		6,807,000	6,733,900
4.875% 4/14/26	GBP	905,000	1,113,381
7.05% 9/29/25		6,813,000	6,878,767
Coinbase Global, Inc.:
3.375% 10/1/28(b)		235,000	200,837
3.625% 10/1/31(b)		1,045,000	831,048
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	600,000	638,035
4% 6/24/32 (Reg. S)(e)	EUR	1,900,000	2,003,557
4.5% 4/1/25		2,787,000	2,750,470
6.125% 12/12/30 (Reg. S)(e)	GBP	1,200,000	1,538,642
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		3,000,000	2,527,850
5.882% 7/8/31(e)		5,000,000	4,893,336
6.72% 1/18/29(e)		2,411,000	2,489,511
6.819% 11/20/29(e)		5,293,000	5,494,382
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		4,894,000	3,994,681
3.102% 2/24/33(e)		5,872,000	4,983,612
3.691% 6/5/28(e)		80,410,000	76,562,777
3.75% 5/22/25		200,000	196,532
3.8% 3/15/30		3,355,000	3,115,668
3.814% 4/23/29(e)		6,641,000	6,271,644
4.25% 10/21/25		554,000	544,114
6.75% 10/1/37		6,606,000	7,169,777
Hightower Holding LLC 6.75% 4/15/29 (b)		1,016,000	952,485
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		548,000	507,380
7.125% 4/30/31(b)		780,000	794,106
Moody's Corp.:
3.25% 1/15/28		108,000	102,188
3.75% 3/24/25		822,000	810,437
Morgan Stanley:
2.699% 1/22/31(e)		2,000,000	1,740,588
3.622% 4/1/31(e)		4,918,000	4,489,127
3.955% 3/21/35 (Reg. S)(e)	EUR	650,000	699,585
4.35% 9/8/26		2,767,000	2,706,830
4.431% 1/23/30(e)		85,724,000	82,572,654
4.656% 3/2/29(e)	EUR	200,000	223,051
4.889% 7/20/33(e)		10,578,000	10,135,936
5.449% 7/20/29(e)		3,984,000	3,997,943
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29		3,599,000	3,570,562
StoneX Group, Inc. 7.875% 3/1/31 (b)		300,000	307,017
UBS Group AG:
1.494% 8/10/27(b)(e)		4,044,000	3,695,741
2.125% 11/15/29 (Reg. S)(e)	GBP	335,000	372,569
2.193% 6/5/26(b)(e)		3,100,000	2,989,229
2.593% 9/11/25(b)(e)		1,207,000	1,196,072
3.75% 3/26/25		250,000	246,114
3.869% 1/12/29(b)(e)		2,511,000	2,370,268
4.125% 9/24/25(b)		200,000	195,839
4.125% 6/9/33 (Reg. S)(e)	EUR	1,420,000	1,547,094
4.194% 4/1/31(b)(e)		2,387,000	2,218,882
4.55% 4/17/26		250,000	245,798
4.75% 3/17/32 (Reg. S)(e)	EUR	1,900,000	2,149,213
5.428% 2/8/30(b)(e)		17,100,000	17,024,514
6.537% 8/12/33(b)(e)		8,000,000	8,425,687
7.375% 9/7/33 (Reg. S)(e)	GBP	551,000	781,622
			322,711,751
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		684,000	672,470
2.45% 10/29/26		954,000	887,674
3% 10/29/28		1,019,000	920,673
3.3% 1/30/32		2,665,000	2,269,951
4.45% 4/3/26		276,000	270,681
5.1% 1/19/29		7,200,000	7,099,669
5.75% 6/6/28		12,000,000	12,099,458
6.45% 4/15/27		2,392,000	2,448,522
6.5% 7/15/25		603,000	607,599
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,427,250
5.75% 11/20/25		4,974,000	4,951,489
5.8% 5/1/25		832,000	831,437
6.7% 2/14/33		1,928,000	1,929,769
7.1% 11/15/27		23,666,000	24,625,413
8% 11/1/31		5,443,000	5,958,144
Capital One Financial Corp.:
2.636% 3/3/26(e)		1,228,000	1,198,852
3.273% 3/1/30(e)		5,471,000	4,916,511
3.65% 5/11/27		5,794,000	5,529,937
3.8% 1/31/28		744,000	705,150
4.927% 5/10/28(e)		2,886,000	2,840,731
4.985% 7/24/26(e)		1,758,000	1,741,723
5.247% 7/26/30(e)		35,590,000	34,765,538
7.624% 10/30/31(e)		6,386,000	6,984,343
Capstone Borrower, Inc. 8% 6/15/30 (b)		305,000	309,819
Discover Financial Services:
3.75% 3/4/25		586,000	577,372
4.1% 2/9/27		197,000	189,315
4.5% 1/30/26		5,267,000	5,166,015
6.7% 11/29/32		500,000	522,547
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		965,000	966,017
9.25% 4/1/29(b)		640,000	666,044
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,512,410
4.125% 8/17/27		6,810,000	6,458,049
4.445% 2/14/30	EUR	500,000	543,122
5.113% 5/3/29		2,200,000	2,118,959
6.05% 3/5/31		15,260,000	15,193,487
6.86% 6/5/26	GBP	370,000	481,775
6.95% 3/6/26		800,000	812,942
Navient Corp.:
4.875% 3/15/28		130,000	119,060
5% 3/15/27		130,000	123,369
5.625% 8/1/33		190,000	154,300
OneMain Finance Corp.:
3.5% 1/15/27		50,000	46,245
4% 9/15/30		900,000	764,870
6.875% 3/15/25		515,000	518,673
7.125% 3/15/26		666,000	675,776
7.5% 5/15/31		95,000	95,045
9% 1/15/29		2,477,000	2,600,127
PRA Group, Inc. 8.875% 1/31/30 (b)		260,000	257,082
Shriram Finance Ltd.:
4.15% 7/18/25(b)		300,000	291,563
6.625% 4/22/27(b)		700,000	697,375
SLM Corp. 4.2% 10/29/25		199,000	193,770
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,793,720
5.15% 3/19/29		2,742,000	2,627,389
			174,159,221
Financial Services - 1.2%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		210,000	212,504
Block, Inc.:
3.5% 6/1/31		2,384,000	2,042,023
6.5% 5/15/32(b)		1,312,000	1,324,191
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		1,745,000	1,808,626
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	630,000	685,192
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	564,416
3.65% 4/5/27		1,926,000	1,839,225
3.85% 4/5/29		31,300,000	29,180,849
3.9% 4/5/32		4,404,000	3,931,602
4.35% 4/5/42		218,000	179,720
4.4% 4/5/52		644,000	510,276
Cosan Luxembourg SA 7.25% 6/27/31 (b)		450,000	452,813
Equitable Holdings, Inc. 4.35% 4/20/28		5,256,000	5,045,792
GACI First Investment 5.25% 10/13/32 (Reg. S)		400,000	397,048
GGAM Finance Ltd.:
6.875% 4/15/29(b)		115,000	115,882
7.75% 5/15/26(b)		670,000	682,709
8% 2/15/27(b)		800,000	823,176
8% 6/15/28(b)		2,154,000	2,230,318
Gn Bondco LLC 9.5% 10/15/31 (b)		550,000	501,071
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,360,000	2,800,226
6.25% 5/15/26		1,159,000	1,130,160
6.375% 12/15/25		1,364,000	1,362,846
9% 6/15/30(b)		170,000	167,763
Jackson Financial, Inc.:
3.125% 11/23/31		1,658,000	1,374,745
5.17% 6/8/27		818,000	809,324
5.67% 6/8/32		1,733,000	1,734,780
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		2,610,000	2,403,474
3% 5/15/32		2,415,000	1,961,383
5.125% 2/1/28		1,285,000	1,262,864
5.5% 1/15/30		35,683,000	34,846,855
5.75% 4/1/33		4,109,000	4,049,377
KfW 0% 12/15/27 (Reg. S)	EUR	2,400,000	2,340,401
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,095,000	1,033,276
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		300,000	316,031
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		850,000	760,011
4.375% 11/22/33(b)		200,000	186,062
5.084% 5/22/53(b)		650,000	601,250
5.5% 4/28/33(b)		200,000	203,870
NCR Atleos Corp. 9.5% 4/1/29 (b)		345,000	372,206
Pine Street Trust I 4.572% 2/15/29 (b)		514,000	489,433
Pine Street Trust II 5.568% 2/15/49 (b)		800,000	729,604
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		125,000	85,234
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		480,000	483,600
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		330,000	312,594
			114,344,802
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		600,000	546,003
6% 8/1/29(b)		600,000	546,906
8.25% 2/1/29(b)		220,000	221,062
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	975,000	1,372,969
AIA Group Ltd. 3.2% 9/16/40 (b)		625,000	453,239
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27(b)		1,795,000	1,759,371
6.75% 4/15/28(b)		260,000	260,483
7% 1/15/31(b)		440,000	441,150
American International Group, Inc. 3.4% 6/30/30		2,180,000	1,970,796
AmWINS Group, Inc.:
4.875% 6/30/29(b)		2,162,000	1,987,295
6.375% 2/15/29(b)		500,000	498,775
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (e)		2,430,000	2,383,845
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		340,000	336,614
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	300,000	314,278
Five Corners Funding Trust II 2.85% 5/15/30 (b)		5,993,000	5,226,391
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	507,242
HUB International Ltd. 7.25% 6/15/30 (b)		713,000	724,429
Liberty Mutual Group, Inc.:
4.569% 2/1/29(b)		130,000	125,500
7.8% 3/7/87(b)		200,000	210,316
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,249,888
4.75% 3/15/39		1,134,000	1,052,673
Pacific LifeCorp 5.125% 1/30/43 (b)		554,000	511,269
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		775,000	781,449
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		975,000	861,559
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (e)	GBP	415,000	451,803
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		300,000	287,409
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		200,000	192,072
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,852,000	1,644,008
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,475,346
Unum Group:
3.875% 11/5/25		349,000	338,616
4% 6/15/29		2,474,000	2,316,733
USI, Inc. 7.5% 1/15/32 (b)		240,000	240,897
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		1,605,000	1,330,096
			35,620,482
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.:
6.25% 10/15/25(b)		397,000	393,414
8% 4/1/29(b)		220,000	214,096
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		290,000	284,755
4.75% 3/15/25		35,000	34,413
7.25% 4/1/29(b)		275,000	273,489
			1,200,167
TOTAL FINANCIALS			1,262,538,553

HEALTH CARE - 2.1%
Biotechnology - 0.4%
Amgen, Inc.:
5.25% 3/2/30		27,282,000	27,353,251
5.25% 3/2/33		4,107,000	4,075,765
5.6% 3/2/43		1,432,000	1,418,361
5.65% 3/2/53		712,000	702,702
5.75% 3/2/63		1,297,000	1,277,056
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,993,000	1,190,319
Grifols SA 4.75% 10/15/28 (b)		330,000	287,109
			36,304,563
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		1,080,000	943,336
Avantor Funding, Inc. 4.625% 7/15/28 (b)		735,000	691,646
Embecta Corp. 5% 2/15/30 (b)		555,000	458,985
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		2,456,000	2,456,496
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		545,000	540,304
Teleflex, Inc. 4.25% 6/1/28 (b)		95,000	88,769
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,600,000	1,754,656
			6,934,192
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		625,000	562,140
Akumin, Inc. 8% 8/1/28 (b)		280,000	219,800
AMN Healthcare 4% 4/15/29 (b)		332,000	294,171
Auna SA 10% 12/15/29 (b)		200,000	205,072
Cano Health, Inc. 6.25% 10/1/28 (b)(k)		247,000	309
Centene Corp.:
2.45% 7/15/28		7,705,000	6,793,818
2.625% 8/1/31		1,063,000	864,930
3.375% 2/15/30		3,214,000	2,829,505
4.25% 12/15/27		1,421,000	1,352,211
4.625% 12/15/29		8,362,000	7,871,746
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		4,011,000	3,167,005
5.25% 5/15/30(b)		2,255,000	1,871,880
5.625% 3/15/27(b)		1,640,000	1,553,328
6.875% 4/15/29(b)		3,890,000	3,044,033
8% 3/15/26(b)		323,000	323,577
10.875% 1/15/32(b)(d)		423,000	437,062
Cigna Group:
3.05% 10/15/27		300,000	280,802
4.8% 8/15/38		268,000	245,039
4.9% 12/15/48		268,000	235,770
CVS Health Corp.:
3% 8/15/26		69,000	65,518
3.625% 4/1/27		281,000	268,653
4.3% 3/25/28		26,139,000	25,191,845
4.78% 3/25/38		1,315,000	1,169,669
5% 1/30/29		1,451,000	1,431,414
5.25% 1/30/31		884,000	870,548
DaVita, Inc.:
3.75% 2/15/31(b)		609,000	511,074
4.625% 6/1/30(b)		1,895,000	1,697,697
HCA Holdings, Inc.:
3.5% 9/1/30		26,147,000	23,397,391
3.625% 3/15/32		232,000	202,718
5.625% 9/1/28		1,082,000	1,086,891
5.875% 2/1/29		2,361,000	2,395,414
Humana, Inc.:
3.7% 3/23/29		981,000	914,701
5.375% 4/15/31		6,629,000	6,563,762
LifePoint Health, Inc.:
5.375% 1/15/29(b)		936,000	790,068
9.875% 8/15/30(b)		495,000	529,643
10% 6/1/32(b)		320,000	321,161
11% 10/15/30(b)		40,000	44,066
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		145,000	102,973
Modivcare, Inc. 5.875% 11/15/25 (b)		1,715,000	1,705,318
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		185,000	161,320
3.875% 5/15/32(b)		612,000	517,849
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		1,170,000	1,008,002
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(e)		578,187	532,655
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		969,000	970,445
Sabra Health Care LP 3.2% 12/1/31		3,995,000	3,292,182
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		945,000	952,091
Tenet Healthcare Corp.:
4.375% 1/15/30		1,354,000	1,245,136
4.625% 6/15/28		115,000	109,290
6.125% 10/1/28		4,595,000	4,551,800
6.125% 6/15/30		880,000	871,523
6.25% 2/1/27		240,000	239,806
Toledo Hospital 5.325% 11/15/28		154,000	144,953
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		125,000	120,512
			116,130,286
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		410,000	400,854
5% 5/15/27(b)		530,000	514,845
			915,699
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		936,000	846,660

Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		958,000	925,588
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		850,000	622,625
5.25% 1/30/30(b)		555,000	281,663
5.5% 11/1/25(b)		1,775,000	1,673,985
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	370,000	409,303
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,700,000	1,658,241
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		1,295,000	1,324,017
6.5% 11/21/33(b)		1,460,000	1,493,721
Catalent Pharma Solutions 3.5% 4/1/30 (b)		380,000	361,209
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		92,000	92,756
Jazz Securities DAC 4.375% 1/15/29 (b)		800,000	735,846
Mylan NV 4.55% 4/15/28		5,345,000	5,127,665
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		2,238,000	1,977,736
6.75% 5/15/34(b)		285,000	283,976
7.875% 5/15/34(b)		265,000	269,315
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,666,000	1,558,703
7.875% 9/15/29		200,000	213,198
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	86,824
Viatris, Inc.:
2.7% 6/22/30		27,690,000	23,313,464
3.85% 6/22/40		859,000	627,049
4% 6/22/50		407,000	274,544
			43,311,428
TOTAL HEALTH CARE			204,442,828

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6% 2/15/28(b)		400,000	393,480
7% 6/1/32(b)(d)		155,000	155,565
7.25% 7/1/31(b)		670,000	683,976
7.45% 5/1/34(b)		200,000	222,000
7.875% 4/15/27(b)		832,000	832,880
8.75% 11/15/30(b)		1,175,000	1,260,766
BWX Technologies, Inc.:
4.125% 6/30/28(b)		1,100,000	1,013,628
4.125% 4/15/29(b)		1,203,000	1,100,921
Embraer Netherlands Finance BV:
5.4% 2/1/27		315,000	311,653
6.95% 1/17/28(b)		395,000	403,888
7% 7/28/30(b)		540,000	560,588
Howmet Aerospace, Inc. 5.95% 2/1/37		195,000	199,467
Moog, Inc. 4.25% 12/15/27 (b)		205,000	191,944
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		280,000	305,908
The Boeing Co.:
3.55% 3/1/38		636,000	458,131
5.15% 5/1/30		22,626,000	21,588,058
5.705% 5/1/40		550,000	505,386
5.805% 5/1/50		2,040,000	1,826,678
5.93% 5/1/60		2,440,000	2,152,161
6.259% 5/1/27(b)		741,000	745,918
6.298% 5/1/29(b)		2,117,000	2,134,157
6.388% 5/1/31(b)		1,603,000	1,621,527
6.528% 5/1/34(b)		1,716,000	1,739,884
6.858% 5/1/54(b)		2,583,000	2,619,737
7.008% 5/1/64(b)		2,438,000	2,459,053
TransDigm, Inc.:
5.5% 11/15/27		2,750,000	2,674,375
6.375% 3/1/29(b)		1,045,000	1,042,733
6.75% 8/15/28(b)		5,557,000	5,619,516
7.125% 12/1/31(b)		75,000	76,929
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		1,065,000	855,166
7.875% 5/1/27(b)		960,000	869,134
9.5% 6/1/28(b)		410,000	372,891
			56,998,098
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		155,000	154,704
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		880,000	800,800
Rand Parent LLC 8.5% 2/15/30 (b)(c)		3,856,000	3,769,950
			4,725,454
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,160,000	1,121,981
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		80,000	83,846
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		1,020,000	890,769
6.375% 3/1/34(b)		670,000	656,816
Carrier Global Corp.:
4.5% 11/29/32	EUR	535,000	601,847
5.9% 3/15/34		636,000	660,680
6.2% 3/15/54		608,000	652,045
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		1,625,000	1,627,831
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		370,000	367,544
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		840,000	801,111
Sisecam UK PLC 8.625% 5/2/32 (b)		545,000	554,810
			8,019,280
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)(c)		416,000	377,842
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		1,300,000	1,295,988
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		850,000	725,503
9.75% 7/15/27(b)		1,937,000	1,920,569
APX Group, Inc.:
5.75% 7/15/29(b)		980,000	930,289
6.75% 2/15/27(b)		420,000	418,465
Artera Services LLC 8.5% 2/15/31 (b)		3,305,000	3,376,983
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		2,293,000	2,461,640
Cimpress PLC 7% 6/15/26		149,000	148,671
Clean Harbors, Inc. 6.375% 2/1/31 (b)		408,000	407,283
CoreCivic, Inc.:
4.75% 10/15/27		50,000	47,046
8.25% 4/15/29		3,215,000	3,357,391
Covanta Holding Corp. 4.875% 12/1/29 (b)		1,006,000	916,843
GFL Environmental, Inc. 6.75% 1/15/31 (b)		300,000	306,005
Madison IAQ LLC:
4.125% 6/30/28(b)		140,000	129,727
5.875% 6/30/29(b)		1,398,000	1,295,776
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		530,000	506,150
Stericycle, Inc. 3.875% 1/15/29 (b)		1,070,000	971,522
The GEO Group, Inc.:
8.625% 4/15/29(b)		975,000	1,003,573
10.25% 4/15/31(b)		865,000	910,336
			21,507,602
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		560,000	524,949
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		1,105,000	1,104,448
6.51% 2/23/42(b)		200,000	205,370
Pike Corp.:
5.5% 9/1/28(b)		1,418,000	1,349,500
8.625% 1/31/31(b)		1,341,000	1,412,450
Railworks Holdings LP 8.25% 11/15/28 (b)		1,355,000	1,368,550
SRS Distribution, Inc.:
4.625% 7/1/28(b)		400,000	397,698
6% 12/1/29(b)		697,000	707,318
			7,070,283
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)(c)		165,000	124,543
Regal Rexnord Corp. 6.3% 2/15/30		1,964,000	2,010,577
Sensata Technologies BV 4% 4/15/29 (b)		1,760,000	1,598,810
			3,733,930
Ground Transportation - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		50,000	47,998
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		1,155,000	1,141,616
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,590,000	1,646,904
Uber Technologies, Inc.:
4.5% 8/15/29(b)		2,162,000	2,038,180
8% 11/1/26(b)		850,000	860,174
XPO, Inc.:
6.25% 6/1/28(b)		450,000	448,642
7.125% 2/1/32(b)		878,000	894,074
			7,077,588
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)		652,000	589,235
5.25% 10/1/25(b)		51,000	49,995
			639,230
Machinery - 0.0%
ESAB Corp. 6.25% 4/15/29 (b)		710,000	711,627
Mueller Water Products, Inc. 4% 6/15/29 (b)		530,000	483,524
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		690,000	682,292
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,940,000	1,871,586
			3,749,029
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		950,000	904,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		575,000	576,806
Seaspan Corp. 5.5% 8/1/29 (b)		1,416,000	1,261,838
			2,743,519
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		310,000	294,284
American Airlines, Inc.:
7.25% 2/15/28(b)		1,030,000	1,028,510
8.5% 5/15/29(b)		385,000	397,099
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		1,580,667	1,565,730
Azul Secured Finance LLP:
11.5% 5/28/29(b)		603,847	510,251
11.93% 8/28/28(b)		300,000	302,531
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		375,000	370,803
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		470,000	433,389
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(b)		105,000	78,845
8% 9/20/25(b)		335,000	251,553
			5,232,995
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		864,000	780,558
TriNet Group, Inc. 7.125% 8/15/31 (b)		1,399,000	1,412,215
			2,192,773
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25		1,164,000	1,135,518
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		270,000	270,240
FLY Leasing Ltd. 7% 10/15/24 (b)		145,000	144,263
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		1,070,000	1,118,100
Foundation Building Materials, Inc. 6% 3/1/29 (b)		320,000	283,634
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	559,741
United Rentals North America, Inc. 6.125% 3/15/34 (b)		915,000	897,661
			4,409,157
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		10,863,000	10,613,658
3.95% 7/1/24(b)		196,000	195,675
4.25% 4/15/26(b)		30,498,000	29,545,383
4.375% 5/1/26(b)		2,716,000	2,637,839
5.75% 11/15/29(b)		320,000	317,615
6.375% 5/4/28(b)		2,964,000	3,005,413
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		450,000	413,051
DP World Ltd. 5.625% 9/25/48 (b)		360,000	337,586
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	1,000,000	1,261,678
			48,327,898
TOTAL INDUSTRIALS			176,426,836

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		600,000	432,000
6% 3/1/26(b)		665,000	593,513
HTA Group Ltd. 7.5% 6/4/29 (b)(d)(j)		2,540,000	2,523,109
IHS Netherlands Holdco BV 8% 9/18/27 (b)		748,000	725,351
Nokia Corp. 6.625% 5/15/39		355,000	343,813
			4,617,786
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		3,270,000	3,049,217
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,400,000	2,404,139
6.2% 7/15/30		415,000	434,131
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		455,000	458,010
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(d)		625,000	627,052
TTM Technologies, Inc. 4% 3/1/29 (b)		1,594,000	1,443,882
			8,416,431
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		1,535,000	1,394,914
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		380,000	352,450
ASGN, Inc. 4.625% 5/15/28 (b)		360,000	338,592
CA Magnum Holdings 5.375% 10/31/26 (b)		500,000	476,700
Gartner, Inc. 4.5% 7/1/28 (b)		942,000	897,011
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		970,000	866,614
5.25% 12/1/27(b)		1,030,000	1,002,221
Virtusa Corp. 7.125% 12/15/28 (b)		135,000	122,778
			5,451,280
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		708,000	629,962
2.45% 2/15/31(b)		11,970,000	10,006,998
2.6% 2/15/33(b)		40,594,000	32,510,617
3.187% 11/15/36(b)		1,215,000	953,638
3.5% 2/15/41(b)		2,339,000	1,783,498
Entegris, Inc.:
3.625% 5/1/29(b)		2,325,000	2,065,790
4.375% 4/15/28(b)		300,000	280,626
4.75% 4/15/29(b)		1,524,000	1,445,977
ON Semiconductor Corp. 3.875% 9/1/28 (b)		565,000	515,931
			50,193,037
Software - 0.2%
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)		135,000	135,349
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		270,000	271,454
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		225,000	213,392
8.25% 6/30/32(b)		2,459,000	2,483,509
9% 9/30/29(b)		3,820,000	3,696,411
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		645,000	662,189
Elastic NV 4.125% 7/15/29 (b)		622,000	556,133
Gen Digital, Inc. 5% 4/15/25 (b)		867,000	859,395
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		915,000	925,276
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		1,562,000	1,419,155
9.5% 5/30/29(b)		490,000	492,871
McAfee Corp. 7.375% 2/15/30 (b)		240,000	222,160
MicroStrategy, Inc. 6.125% 6/15/28 (b)		1,554,000	1,485,651
Open Text Corp.:
3.875% 2/15/28(b)		215,000	197,610
3.875% 12/1/29(b)		1,250,000	1,100,648
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		1,081,000	961,050
4.125% 12/1/31(b)		978,000	841,537
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,292,003
2.3% 3/25/28		2,182,000	1,963,190
2.875% 3/25/31		2,500,000	2,149,966
3.6% 4/1/50		6,000	4,174
3.85% 4/1/60		6,000	4,117
UKG, Inc. 6.875% 2/1/31 (b)		545,000	548,456
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		245,000	223,804
			22,709,500
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		750,000	660,469
Seagate HDD Cayman:
5.75% 12/1/34		610,000	576,981
8.25% 12/15/29(b)		445,000	476,022
8.5% 7/15/31(b)		289,000	308,318
Western Digital Corp.:
2.85% 2/1/29		845,000	728,530
3.1% 2/1/32		350,000	283,900
			3,034,220
TOTAL INFORMATION TECHNOLOGY			94,422,254

MATERIALS - 1.0%
Chemicals - 0.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		392,000	405,295
Braskem Idesa SAPI:
6.99% 2/20/32(b)		640,000	474,200
7.45% 11/15/29(b)		255,000	200,813
Braskem Netherlands BV:
5.875% 1/31/50(b)		150,000	110,484
7.25% 2/13/33(b)		670,000	624,658
8.5% 1/12/31(b)		315,000	318,040
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,937,000	1,989,107
6.55% 11/15/30		15,455,000	16,134,151
6.7% 11/15/33		1,127,000	1,185,573
Consolidated Energy Finance SA 12% 2/15/31 (b)		675,000	705,287
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		970,000	927,385
Element Solutions, Inc. 3.875% 9/1/28 (b)		731,000	665,183
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		825,000	784,781
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	210,737
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		863,100	714,215
LSB Industries, Inc. 6.25% 10/15/28 (b)		410,000	394,520
MEGlobal BV 4.25% 11/3/26 (b)		70,000	67,341
MEGlobal Canada, Inc. 5% 5/18/25 (b)		300,000	296,700
Methanex Corp.:
5.125% 10/15/27		2,577,000	2,488,519
5.65% 12/1/44		1,106,000	963,921
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		200,000	175,465
5.25% 6/1/27(b)		2,090,000	2,002,110
8.5% 11/15/28(b)		1,289,000	1,367,071
9% 2/15/30(b)		265,000	280,323
Nufarm Australia Ltd. 5% 1/27/30 (b)		600,000	547,582
OCP SA:
3.75% 6/23/31(b)		1,015,000	858,812
5.125% 6/23/51(b)		275,000	203,800
6.75% 5/2/34(b)		235,000	237,444
6.875% 4/25/44(b)		245,000	231,755
7.5% 5/2/54(b)		200,000	199,335
Olin Corp.:
5% 2/1/30		1,345,000	1,263,685
5.625% 8/1/29		505,000	491,137
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		1,800,000	1,656,898
6.25% 10/1/29(b)		788,000	730,448
9.75% 11/15/28(b)		1,810,000	1,924,583
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		325,000	300,625
2.875% 5/11/31(b)		600,000	490,125
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		705,000	660,056
5.5% 3/18/31		105,000	86,644
6.5% 9/27/28		450,000	424,069
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		70,000	65,510
6.625% 5/1/29(b)		935,000	880,625
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		661,000	635,502
The Chemours Co. LLC:
4.625% 11/15/29(b)		50,000	42,640
5.375% 5/15/27		1,877,000	1,781,973
5.75% 11/15/28(b)		1,730,000	1,583,346
TPC Group, Inc. 13% 12/16/27 (b)		325,714	330,763
Tronox, Inc. 4.625% 3/15/29 (b)(c)		1,625,000	1,474,517
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		195,000	187,262
5.625% 8/15/29(b)		1,500,000	1,380,023
7.375% 3/1/31(b)		580,000	588,713
			52,743,751
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,598,000	1,597,878
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		420,000	442,228
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		310,000	318,525
VM Consolidated, Inc. 5.5% 4/15/29 (b)		75,000	71,572
			2,430,203
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		310,000	72,069
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		1,303,000	1,075,728
6% 6/15/27(b)		1,383,000	1,352,246
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		240,000	204,060
5.25% 4/30/25(b)		855,000	841,743
5.25% 8/15/27(b)		105,000	61,688
5.25% 8/15/27(b)		90,000	52,875
Ball Corp. 6% 6/15/29		880,000	880,608
Berry Global, Inc. 4.875% 7/15/26 (b)		80,000	78,668
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		110,000	108,241
8.75% 4/15/30(b)		1,225,000	1,181,380
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		35,000	32,991
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		535,000	536,061
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		65,000	62,348
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		915,000	932,257
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)(c)		395,000	393,662
7.375% 6/1/32(b)		445,000	444,855
Sealed Air Corp. 5% 4/15/29 (b)		1,542,000	1,461,526
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		225,000	223,390
7.25% 2/15/31(b)		373,000	383,053
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		566,000	557,987
8.5% 8/15/27(b)		471,000	469,949
			11,407,385
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		2,820,000	2,884,316
Antofagasta PLC 2.375% 10/14/30 (b)		750,000	617,344
Aris Mining Corp. 6.875% 8/9/26 (b)		920,000	862,500
Arsenal AIC Parent LLC 8% 10/1/30 (b)		190,000	197,626
ATI, Inc.:
5.875% 12/1/27		625,000	613,784
7.25% 8/15/30		145,000	148,439
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		110,000	108,484
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		330,000	317,316
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(b)		600,000	404,250
4.5% 8/1/47(b)		80,000	62,525
5.125% 2/2/33(b)		400,000	376,000
5.95% 1/8/34(b)		600,000	593,438
6.3% 9/8/53(b)		400,000	391,125
6.44% 1/26/36(b)		200,000	203,500
CSN Inova Ventures 6.75% 1/28/28 (b)		255,000	245,517
CSN Resources SA 5.875% 4/8/32 (b)		620,000	515,189
Eldorado Gold Corp. 6.25% 9/1/29 (b)		305,000	289,369
Endeavour Mining PLC 5% 10/14/26 (b)		310,000	292,981
ERO Copper Corp. 6.5% 2/15/30 (b)		1,810,000	1,741,926
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		2,085,000	2,041,173
9.375% 3/1/29(b)		1,320,000	1,377,395
FMG Resources August 2006 Pty Ltd. 5.875% 4/15/30 (b)		345,000	334,213
Fresnillo PLC 4.25% 10/2/50 (b)		300,000	225,864
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		548,000	534,135
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		205,000	190,712
Mineral Resources Ltd.:
8% 11/1/27(b)		730,000	742,614
8.5% 5/1/30(b)		1,120,000	1,159,630
9.25% 10/1/28(b)		310,000	325,911
Nexa Resources SA 6.75% 4/9/34 (b)		400,000	399,400
Novelis Corp. 3.875% 8/15/31 (b)		1,000,000	856,170
POSCO 5.875% 1/17/33 (b)		200,000	203,667
PT Freeport Indonesia:
4.763% 4/14/27(b)		200,000	194,875
5.315% 4/14/32(b)		750,000	720,469
6.2% 4/14/52(b)		200,000	192,500
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		600,000	585,750
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(e)		988,012	918,851
Stillwater Mining Co. 4% 11/16/26 (b)		315,000	286,619
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		885,000	816,185
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		590,000	417,241
			23,389,003
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		1,185,000	1,094,229
Inversiones CMPC SA 3% 4/6/31 (b)		170,000	143,066
LABL, Inc.:
6.75% 7/15/26(b)		106,000	104,748
10.5% 7/15/27(b)		415,000	403,996
Mercer International, Inc. 5.125% 2/1/29		277,000	242,549
Suzano Austria GmbH 3.75% 1/15/31		170,000	145,416
			2,134,004
TOTAL MATERIALS			92,104,346

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	648,972
American Homes 4 Rent LP:
2.375% 7/15/31		166,000	134,092
3.625% 4/15/32		881,000	763,204
5.5% 2/1/34		1,127,000	1,103,417
American Tower Corp. 5.45% 2/15/34		250,000	246,886
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	5,029,022
4.5% 12/1/28		295,000	277,560
6.75% 12/1/27		1,463,000	1,504,109
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,717,584
4.05% 7/1/30		3,210,000	2,955,116
4.125% 6/15/26		833,000	808,417
4.125% 5/15/29		2,196,000	2,059,449
Corporate Office Properties LP:
2.25% 3/15/26		300,000	282,372
2.75% 4/15/31		1,772,000	1,458,092
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		914,000	838,175
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		235,000	233,237
Healthcare Realty Holdings LP:
3.1% 2/15/30		149,000	129,377
3.5% 8/1/26		155,000	147,513
Healthpeak OP, LLC:
3.25% 7/15/26		59,000	56,335
3.5% 7/15/29		68,000	62,495
Hudson Pacific Properties LP 4.65% 4/1/29		1,962,000	1,533,888
Invitation Homes Operating Partnership LP 4.15% 4/15/32		2,090,000	1,901,971
Kite Realty Group Trust 4.75% 9/15/30		68,000	64,563
LXP Industrial Trust (REIT):
2.7% 9/15/30		350,000	291,313
4.4% 6/15/24		458,000	457,608
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	170,000	179,428
3.5% 3/15/31		2,105,000	1,366,172
4.625% 8/1/29		1,466,000	1,067,256
5% 10/15/27(c)		2,855,000	2,339,987
5.25% 8/1/26		1,180,000	1,071,221
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		59,848,000	47,950,717
3.375% 2/1/31		2,146,000	1,825,998
3.625% 10/1/29		1,625,000	1,444,007
4.5% 1/15/25		549,000	543,891
4.5% 4/1/27		1,899,000	1,834,719
4.75% 1/15/28		283,000	272,119
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		375,000	377,440
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	246,787
Realty Income Corp.:
2.2% 6/15/28		160,000	141,889
2.85% 12/15/32		835,000	686,054
3.25% 1/15/31		172,000	151,942
3.4% 1/15/28		271,000	254,677
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,876
Safehold Operating Partnership LP:
2.8% 6/15/31		789,000	656,058
2.85% 1/15/32		420,000	343,961
6.1% 4/1/34		1,062,000	1,052,640
Simon Property Group LP 2.45% 9/13/29		309,000	269,359
SITE Centers Corp.:
3.625% 2/1/25		39,000	38,495
4.25% 2/1/26		287,000	282,690
Store Capital LLC:
2.75% 11/18/30		5,212,000	4,254,955
4.625% 3/15/29		149,000	140,145
Sun Communities Operating LP:
2.3% 11/1/28		392,000	342,267
2.7% 7/15/31		956,000	785,374
4.2% 4/15/32		112,000	99,934
5.7% 1/15/33		805,000	792,279
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		810,000	548,111
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(b)		3,170,000	2,200,133
10.5% 2/15/28(b)		1,810,000	1,810,293
10.5% 2/15/28(b)		2,405,000	2,405,389
Ventas Realty LP:
3% 1/15/30		1,026,000	898,312
3.5% 2/1/25		573,000	563,867
4% 3/1/28		4,720,000	4,485,410
4.125% 1/15/26		34,000	33,194
4.75% 11/15/30		6,487,000	6,186,129
VICI Properties LP:
4.375% 5/15/25		219,000	215,979
4.75% 2/15/28		19,126,000	18,554,112
4.95% 2/15/30		4,303,000	4,122,214
5.125% 5/15/32		588,000	555,708
5.75% 4/1/34		1,032,000	1,015,025
6.125% 4/1/54		451,000	432,041
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	152,323
4.125% 8/15/30(b)		473,000	426,204
4.25% 12/1/26(b)		505,000	485,412
4.5% 9/1/26(b)		276,000	267,477
4.625% 6/15/25(b)		95,000	93,705
4.625% 12/1/29(b)		585,000	547,527
Vornado Realty LP 2.15% 6/1/26		407,000	373,799
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,252,382
3.85% 7/15/29		129,000	119,244
4.25% 7/23/32	EUR	200,000	214,555
			147,486,649
Real Estate Management & Development - 0.3%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (e)	EUR	600,000	224,931
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		718,400	623,680
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,095,000	1,974,478
1.75% 3/12/29 (Reg. S)	EUR	2,445,000	2,302,397
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	222,241
4.55% 10/1/29		151,000	131,501
8.05% 3/15/28		2,185,000	2,253,076
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	951,950
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	950,000	984,480
CTP BV 1.25% 6/21/29 (Reg. S)	EUR	1,225,000	1,136,967
Essex Portfolio LP 5.5% 4/1/34		11,520,000	11,318,837
Extra Space Storage LP 5.4% 2/1/34		360,000	350,114
Greystar Real Estate Partners 7.75% 9/1/30 (b)		135,000	142,101
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	491,894
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,500,000	1,136,047
Howard Hughes Corp. 4.375% 2/1/31 (b)		994,000	847,865
Kennedy-Wilson, Inc. 4.75% 2/1/30		468,000	383,636
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	420,000	386,497
2% 1/17/34 (Reg. S)	EUR	1,365,000	1,149,604
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		1,052,000	721,935
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		235,000	153,364
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	1,465,000	1,086,550
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	600,000	601,815
Tanger Properties LP:
2.75% 9/1/31		1,012,000	822,858
3.125% 9/1/26		1,289,000	1,210,219
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		155,000	147,059
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	510,000	512,030
			32,268,126
TOTAL REAL ESTATE			179,754,775

UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,475,928
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	300,000	322,499
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		300,000	300,844
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		545,000	518,124
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,787,000	2,416,952
3.743% 5/1/26		4,110,000	3,957,191
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	145,768
DPL, Inc. 4.125% 7/1/25		460,000	449,848
Duke Energy Corp.:
2.45% 6/1/30		2,881,000	2,456,469
3.85% 6/15/34	EUR	350,000	364,957
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		3,272,000	2,744,027
2.775% 1/7/32(b)		998,000	806,106
Edison International 5.75% 6/15/27		1,616,000	1,625,133
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	1,700,000	1,946,838
5.5% 1/25/35 (Reg. S)	GBP	200,000	245,483
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	1,600,000	1,514,869
ENEL Finance International NV 7.5% 10/14/32 (b)		245,000	271,882
Enel SpA 3.375% (Reg. S) (e)(l)	EUR	345,000	363,112
Entergy Corp. 2.8% 6/15/30		476,000	412,834
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		875,000	837,813
7.125% 2/11/25(b)		480,000	477,600
8.45% 8/10/28(b)		70,000	69,650
Exelon Corp.:
3.35% 3/15/32		1,613,000	1,407,879
4.05% 4/15/30		12,774,000	11,978,890
4.1% 3/15/52		341,000	262,217
4.7% 4/15/50		124,000	105,360
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		400,000	327,380
Lamar Funding Ltd. 3.958% 5/7/25 (b)		300,000	292,725
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		425,857	403,100
NextEra Energy Partners LP:
4.25% 9/15/24(b)		26,000	25,575
4.5% 9/15/27(b)		220,000	207,014
7.25% 1/15/29(b)		120,000	122,844
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	805,000	803,046
NRG Energy, Inc.:
3.375% 2/15/29(b)		90,000	79,673
3.625% 2/15/31(b)		175,000	149,958
3.875% 2/15/32(b)		27,000	23,109
5.25% 6/15/29(b)		837,000	798,365
5.75% 1/15/28		235,000	230,507
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		9,886	9,836
Pacific Gas & Electric Co. 4.95% 7/1/50		975,000	813,592
Pattern Energy Operations LP 4.5% 8/15/28 (b)		145,000	132,917
PG&E Corp.:
5% 7/1/28		1,077,000	1,032,431
5.25% 7/1/30		3,213,000	3,060,595
Southern Co. 1.875% 9/15/81 (e)	EUR	680,000	655,703
Vistra Operations Co. LLC:
5% 7/31/27(b)		605,000	585,118
5.5% 9/1/26(b)		1,851,000	1,820,561
5.625% 2/15/27(b)		581,000	571,681
6.875% 4/15/32(b)		585,000	588,798
7.75% 10/15/31(b)		485,000	503,950
			50,716,751
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		650,000	634,374

Independent Power and Renewable Electricity Producers - 0.5%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		300,000	290,595
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		300,000	317,625
Emera U.S. Finance LP 3.55% 6/15/26		57,000	54,535
Energo-Pro A/S 8.5% 2/4/27 (b)		400,000	397,000
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		900,000	753,750
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		800,000	771,750
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		1,731,000	1,732,686
Sunnova Energy Corp.:
5.875% 9/1/26(b)		1,219,000	865,124
11.75% 10/1/28(b)		135,000	92,736
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		175,000	175,984
The AES Corp.:
2.45% 1/15/31		47,149,000	38,715,954
3.3% 7/15/25(b)		1,621,000	1,574,425
3.95% 7/15/30(b)		2,563,000	2,309,224
			48,051,388
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		700,000	555,562
4.696% 4/24/33(b)		400,000	384,000
4.875% 4/23/30(b)		80,000	78,848
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,252,673
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	750,000	798,898
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	600,000	645,465
4.25% 9/6/34 (Reg. S)	EUR	1,300,000	1,440,427
5.625% 4/10/34(b)		278,000	277,210
NiSource, Inc.:
2.95% 9/1/29		1,188,000	1,061,707
3.6% 5/1/30		17,482,000	15,949,044
Puget Energy, Inc.:
4.1% 6/15/30		560,000	511,486
4.224% 3/15/32		4,134,000	3,675,225
Sempra 6% 10/15/39		106,000	106,925
			27,737,470
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	183,669
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	360,000	462,992
6.293% 7/30/30 (Reg. S)	GBP	625,000	821,044
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	385,000	453,169
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	265,000	288,531
2.375% 5/28/28 (Reg. S)	GBP	440,000	477,020
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	304,000	370,305
			3,056,730
TOTAL UTILITIES			130,196,713

TOTAL NONCONVERTIBLE BONDS			3,051,259,011
TOTAL CORPORATE BONDS (Cost $3,097,377,715)			3,057,738,233

U.S. Treasury Obligations - 33.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,751,600	7,720,695
1.125% 8/15/40	4,800,000	2,878,875
1.75% 8/15/41	12,905,000	8,416,984
1.875% 11/15/51	26,946,000	15,364,483
2% 11/15/41	13,900,000	9,421,594
2% 8/15/51	63,895,000	37,723,009
2.25% 8/15/46	90,000	59,280
2.25% 2/15/52	29,700,000	18,598,465
2.875% 5/15/49	78,953,600	57,528,183
2.875% 5/15/52	13,406,000	9,673,791
3% 2/15/47	34,962,700	26,482,880
3% 8/15/52	56,140,000	41,583,073
3.25% 5/15/42	12,005,000	9,874,581
3.625% 2/15/53 (m)	195,675,000	163,885,456
3.875% 5/15/43 (n)	4,000,000	3,567,500
4.125% 8/15/53	146,798,000	134,641,291
4.25% 2/15/54	351,441,000	329,640,606
4.375% 8/15/43	41,900,000	40,012,863
4.5% 2/15/44	990,000	960,764
4.5% 5/15/44	140,000	138,359
4.625% 5/15/54	11,440,000	11,425,700
6.25% 5/15/30 (m)	12,400,000	13,517,938
U.S. Treasury Notes:
0.75% 3/31/26	9,800,000	9,094,477
2.375% 3/31/29	15,000,000	13,616,602
2.625% 7/31/29	26,120,000	23,872,252
2.75% 8/15/32	54,222,000	47,759,839
2.875% 5/15/32 (n)	315,000	280,965
3.375% 5/15/33	146,650,000	134,597,203
3.5% 2/15/33	101,614,000	94,346,217
3.625% 3/31/30	644,000	614,894
3.75% 12/31/28	44,588,000	43,156,307
3.75% 12/31/30	2,500,000	2,393,164
3.875% 8/15/33 (n)	83,699,000	79,762,531
4% 1/15/27	10,120,000	9,939,342
4% 1/31/29	3,600,000	3,521,109
4% 2/28/30	368,000	358,455
4% 1/31/31	60,000,000	58,265,625
4% 2/15/34	198,646,000	190,979,506
4.125% 2/15/27	1,120,000	1,103,463
4.125% 3/31/29	133,826,000	131,557,232
4.125% 3/31/31	90,514,000	88,534,006
4.125% 11/15/32	160,450,000	156,250,722
4.25% 3/15/27	5,160,000	5,100,338
4.25% 2/28/29	261,000	258,094
4.25% 2/28/31	82,750,000	81,557,237
4.375% 10/31/24	1,000,000	996,029
4.375% 11/30/28	106,114,000	105,438,352
4.375% 11/30/30	229,145,000	227,399,559
4.375% 5/15/34	111,440,000	110,447,488
4.5% 5/15/27	8,070,000	8,032,172
4.5% 11/15/33	270,672,000	270,714,293
4.625% 11/15/26	21,560,000	21,490,941
4.625% 9/30/28	962,000	964,593
4.625% 4/30/29	113,900,000	114,451,703
4.625% 9/30/30	526,000	529,103
4.625% 4/30/31	15,920,000	16,036,913
4.875% 10/31/30	136,300,000	139,004,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,287,932,853)		3,135,541,799

U.S. Government Agency - Mortgage Securities - 31.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.1%
1% 12/1/36	2,512,144	2,063,048
1.5% 9/1/35 to 4/1/52	20,238,267	16,483,606
2% 2/1/28 to 3/1/52	109,114,252	90,133,221
2.5% 6/1/29 to 3/1/53	172,136,719	145,478,582
3% 2/1/31 to 2/1/52 (n)	34,921,157	30,892,482
3.5% 8/1/34 to 9/1/52 (o)	38,170,273	34,611,643
4% 1/1/42 to 6/1/52	46,907,777	43,487,023
4.5% to 4.5% 8/1/33 to 7/1/53	51,768,089	48,583,869
5% 5/1/41 to 4/1/53	4,319,143	4,207,310
5.5% 9/1/52 to 4/1/54	21,906,547	21,606,845
6% 11/1/52 to 5/1/54	29,310,206	29,427,878
6.5% 10/1/53 to 3/1/54 (p)	20,242,174	20,770,122
TOTAL FANNIE MAE		487,745,629
Freddie Mac - 3.4%
1.5% 8/1/35 to 4/1/51	22,978,199	18,186,175
2% 6/1/35 to 4/1/52	100,049,337	81,651,857
2.5% 1/1/30 to 3/1/52	69,148,493	58,829,954
3% 12/1/30 to 5/1/52 (n)(o)	31,868,501	27,188,172
3.5% 3/1/32 to 5/1/52	11,654,357	10,538,949
3.5% 9/1/47	51,167	46,005
4% 5/1/37 to 10/1/52	5,169,631	4,763,768
4.5% 11/1/40 to 5/1/53	5,586,310	5,382,806
5% 6/1/52 to 8/1/53	17,262,619	16,728,601
5.5% 10/1/52 to 3/1/54 (p)	32,168,788	31,898,734
6% 3/1/53 to 4/1/54	50,074,171	50,766,873
6.5% 9/1/53 to 1/1/54 (p)	15,383,084	15,816,486
TOTAL FREDDIE MAC		321,798,380
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	14,564	13,815
Ginnie Mae - 6.6%
2% 10/20/50 to 4/20/51	39,908,537	31,984,860
2% 6/1/54 (d)	37,200,000	29,785,240
2% 6/1/54 (d)	7,875,000	6,305,343
2% 6/1/54 (d)	18,650,000	14,932,654
2% 6/1/54 (d)	13,050,000	10,448,854
2% 6/1/54 (d)	9,400,000	7,526,378
2% 6/1/54 (d)	37,100,000	29,705,172
2% 6/1/54 (d)	1,250,000	1,000,848
2% 6/1/54 (d)	18,525,000	14,832,569
2% 7/1/54 (d)	37,800,000	30,293,702
2.5% 6/20/51 to 1/20/52	42,018,050	34,613,409
2.5% 6/1/54 (d)	50,000	41,646
2.5% 6/1/54 (d)	22,650,000	18,865,837
2.5% 6/1/54 (d)	22,650,000	18,865,837
2.5% 7/1/54 (d)	22,700,000	18,921,671
3% 12/20/42 to 10/20/50	916,570	797,474
3% 6/1/54 (d)	33,600,000	29,022,081
3% 6/1/54 (d)	25,200,000	21,766,560
3% 6/1/54 (d)	11,800,000	10,192,278
3% 6/1/54 (d)	11,100,000	9,587,652
3.5% 12/20/41 to 2/20/50	479,454	435,625
3.5% 6/1/54 (d)	11,650,000	10,391,762
3.5% 6/1/54 (d)	4,650,000	4,147,785
3.5% 6/1/54 (d)	5,650,000	5,039,781
3.5% 6/1/54 (d)	4,650,000	4,147,785
3.5% 6/1/54 (d)	23,300,000	20,783,523
3.5% 7/1/54 (d)	23,350,000	20,839,069
3.5% 7/1/54 (d)	26,550,000	23,694,959
4% 10/20/40 to 10/20/52	16,164,425	14,868,091
4% 6/1/54 (d)	16,200,000	14,876,880
4.5% 4/20/35 to 4/20/53	4,713,773	4,459,607
4.5% 6/1/54 (d)	14,600,000	13,793,099
4.5% 7/1/54 (d)	14,600,000	13,785,594
5% 4/20/48	249,902	248,235
5% 6/1/54 (d)	13,875,000	13,458,213
5% 6/1/54 (d)	28,325,000	27,474,154
5.5% 6/1/54 (d)	2,800,000	2,763,023
5.5% 6/1/54 (d)	4,800,000	4,736,610
5.5% 7/1/54 (d)	4,000,000	3,962,696
5.5% 7/1/54 (d)	3,600,000	3,566,426
6% 6/1/54 (d)	5,350,000	5,364,043
6% 6/1/54 (d)	4,275,000	4,286,221
6% 6/1/54 (d)	12,600,000	12,633,074
6% 6/1/54 (d)	3,450,000	3,459,056
6% 6/1/54 (d)	6,600,000	6,617,324
6% 6/1/54 (d)	6,600,000	6,617,324
6% 6/1/54 (d)	7,600,000	7,619,949
6% 7/1/54 (d)	16,050,000	16,126,733
6% 7/1/54 (d)	1,125,000	1,130,379
6% 7/1/54 (d)	6,600,000	6,631,554
6% 7/1/54 (d)	5,350,000	5,375,578
6% 7/1/54 (d)	4,275,000	4,295,438
TOTAL GINNIE MAE		627,119,655
Uniform Mortgage Backed Securities - 16.3%
2% 6/1/39 (d)	6,000,000	5,237,347
2% 7/1/39 (d)	8,950,000	7,820,068
2% 6/1/54 (d)	12,800,000	9,866,994
2% 6/1/54 (d)	3,700,000	2,852,178
2% 6/1/54 (d)	7,000,000	5,396,012
2% 6/1/54 (d)	50,500,000	38,928,374
2% 6/1/54 (d)	27,050,000	20,851,733
2% 6/1/54 (d)	109,500,000	84,409,050
2% 6/1/54 (d)	25,400,000	19,579,816
2% 6/1/54 (d)	21,900,000	16,881,810
2% 6/1/54 (d)	44,100,000	33,994,877
2% 6/1/54 (d)	23,850,000	18,384,985
2% 6/1/54 (d)	12,225,000	9,423,750
2% 6/1/54 (d)	33,200,000	25,592,515
2% 6/1/54 (d)	11,000,000	8,479,448
2% 6/1/54 (d)	16,600,000	12,796,258
2% 6/1/54 (d)	11,600,000	8,941,963
2% 6/1/54 (d)	16,450,000	12,680,629
2% 6/1/54 (d)	17,250,000	13,297,316
2% 6/1/54 (d)	2,850,000	2,196,948
2% 6/1/54 (d)	7,900,000	6,089,785
2% 7/1/54 (d)	48,500,000	37,426,441
2% 7/1/54 (d)	40,500,000	31,253,008
2% 7/1/54 (d)	29,800,000	22,996,040
2% 7/1/54 (d)	158,400,000	122,233,985
2.5% 6/1/39 (d)	8,000,000	7,182,498
2.5% 6/1/54 (d)	19,050,000	15,371,716
2.5% 6/1/54 (d)	15,950,000	12,870,281
2.5% 6/1/54 (d)	16,200,000	13,072,010
2.5% 6/1/54 (d)	36,350,000	29,331,331
2.5% 6/1/54 (d)	20,400,000	16,461,050
2.5% 6/1/54 (d)	40,550,000	32,720,371
2.5% 6/1/54 (d)	20,400,000	16,461,050
2.5% 6/1/54 (d)	800,000	645,531
2.5% 6/1/54 (d)	9,950,000	8,028,796
2.5% 6/1/54 (d)	4,800,000	3,873,188
2.5% 7/1/54 (d)	19,050,000	15,385,111
2.5% 7/1/54 (d)	18,950,000	15,304,350
2.5% 7/1/54 (d)	69,900,000	56,452,456
3% 6/1/54 (d)	1,600,000	1,344,875
3% 6/1/54 (d)	55,900,000	46,986,583
3% 6/1/54 (d)	33,025,000	27,759,068
3% 6/1/54 (d)	2,475,000	2,080,354
3% 6/1/54 (d)	12,500,000	10,506,839
3% 6/1/54 (d)	4,500,000	3,782,462
3% 6/1/54 (d)	6,300,000	5,295,447
3% 6/1/54 (d)	3,100,000	2,605,696
3% 7/1/54 (d)	24,300,000	20,437,634
3% 7/1/54 (d)	14,950,000	12,573,771
3% 7/1/54 (d)	50,200,000	42,220,956
3.5% 6/1/54 (d)	3,200,000	2,804,126
3.5% 6/1/54 (d)	123,950,000	108,616,071
3.5% 6/1/54 (d)	123,950,000	108,616,071
3.5% 6/1/54 (d)	3,200,000	2,804,126
3.5% 7/1/54 (d)	57,850,000	50,652,662
3.5% 7/1/54 (d)	14,300,000	12,520,883
3.5% 7/1/54 (d)	1,025,000	897,476
3.5% 7/1/54 (d)	1,400,000	1,225,821
4% 6/1/54 (d)	18,350,000	16,643,300
4% 6/1/54 (d)	38,300,000	34,737,786
4% 6/1/54 (d)	15,250,000	13,831,625
4% 6/1/54 (d)	13,950,000	12,652,536
4% 7/1/54 (d)	14,900,000	13,518,833
5% 6/1/54 (d)	2,900,000	2,789,890
5% 6/1/54 (d)	3,100,000	2,982,296
5% 6/1/54 (d)	6,000,000	5,772,186
5.5% 6/1/54 (d)	1,550,000	1,524,630
6% 6/1/54 (d)	2,400,000	2,403,093
6% 6/1/54 (d)	12,600,000	12,616,236
6% 6/1/54 (d)	20,650,000	20,676,610
6% 6/1/54 (d)	20,650,000	20,676,610
6% 6/1/54 (d)	27,175,000	27,210,018
6% 6/1/54 (d)	18,125,000	18,148,356
6% 6/1/54 (d)	9,000,000	9,011,597
6% 7/1/54 (d)	34,800,000	34,831,250
6% 7/1/54 (d)	12,200,000	12,210,956
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,546,739,798
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,016,419,933)		2,983,417,277

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	215,831	154,749
Series 2019-1 Class A, 3.844% 5/15/39 (b)	55,492	48,833
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	410,500	385,265
Class B, 4.458% 10/16/39 (b)	220,258	108,483
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,076,711	983,217
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,194,280	1,936,144
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	8,347,887	8,244,552
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	2,200,000	2,202,399
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(e)(f)	3,380,000	3,381,802
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(e)(f)	5,649,000	5,677,245
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(e)(f)	3,255,000	3,261,171
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(e)(f)	4,297,000	4,301,297
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(e)(f)	9,116,000	9,161,224
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(e)(f)	5,734,000	5,750,336
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(e)(f)	2,407,000	2,412,690
Aligned Data Centers Issuer LLC:
Series 2023-1A Class A2, 6% 8/17/48 (b)	330,000	326,127
Series 2023-2A Class A2, 6.5% 11/16/48 (b)	250,000	252,356
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.7502% 10/15/34 (b)(e)(f)	5,069,000	5,083,872
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(e)(f)	1,450,000	1,453,183
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(e)(f)	1,078,000	1,081,263
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	3,091,000	3,073,152
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,600,000	1,590,047
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6011% 4/30/31 (b)(e)(f)	1,278,749	1,280,148
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	202,599	186,384
Class B, 4.335% 1/16/40 (b)	138,939	83,363
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(e)(f)	6,899,000	6,905,975
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(e)(f)	1,292,000	1,294,727
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(d)(e)(f)	6,208,000	6,215,394
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(e)(f)	1,381,000	1,384,586
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(e)(f)	2,223,000	2,227,928
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(e)(f)	5,656,000	5,668,783
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(e)(f)	987,000	989,377
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,100,000	2,082,698
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(e)(f)	1,547,000	1,549,517
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(e)(f)	1,440,095	1,443,980
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(e)(f)	5,942,000	6,009,905
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(e)(f)	20,400,000	20,440,474
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(e)(f)	1,493,000	1,494,804
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	155,260	152,956
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,838,430	1,624,474
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	1,390,000	1,384,887
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(e)(f)	1,133,474	1,135,419
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	2,000,000	1,968,722
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(e)(f)	250,000	251,056
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	2,549,000	2,556,073
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	2,114,000	2,134,672
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	920,338	828,519
Class B, 5.095% 4/15/39 (b)	186,315	125,841
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	66,755	61,983
Series 2021-1A Class A, 3.474% 1/15/46 (b)	177,381	166,830
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.837% 4/23/37 (b)(e)(f)	12,500,000	12,576,875
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(e)(f)	1,192,000	1,195,048
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(e)(f)	8,301,000	8,324,359
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(e)(f)	1,985,000	1,988,200
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(e)(f)	2,472,000	2,486,343
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(e)(f)	19,638,000	19,680,340
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	723,369	707,884
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	2,951,000	2,936,319
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,177,311	1,183,737
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	2,571,075	2,565,307
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,700,000	1,696,512
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(e)(f)	6,850,000	6,865,358
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(e)(f)	2,765,000	2,770,765
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(e)(f)	2,090,000	2,092,389
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	590,000	530,710
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	3,529,212	3,532,140
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	273,750	258,327
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	22,620,975	18,523,448
Class A2II, 2.493% 11/20/51 (b)	1,073,475	938,427
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (q)	2,800,000	2,750,709
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	766,446	767,184
Class A3, 5.64% 2/22/28 (b)	733,000	735,289
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	1,700,000	1,679,285
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	1,113,000	1,111,777
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,170,880	5,584,780
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	16,700,743	14,204,095
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(e)(f)	3,389,000	3,395,924
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(f)	2,508,000	2,513,625
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(e)(f)	6,020,000	6,027,098
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(e)(f)	19,209,000	19,245,747
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(e)(f)	3,895,000	3,903,651
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(e)(f)	2,292,000	2,298,635
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(e)(f)	6,856,000	6,866,476
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(e)(f)	684,000	685,728
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(e)(f)	1,782,000	1,786,694
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(e)(f)	5,990,000	5,994,175
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(e)(f)	330,000	330,980
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	3,415,000	3,419,639
Class A3, 5.61% 4/20/28 (b)	2,333,000	2,336,252
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	3,408,000	3,440,728
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(e)(f)	3,076,000	3,085,696
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(e)(f)	1,500,000	1,504,217
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(e)(f)	9,380,000	9,431,477
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,500,000	1,485,001
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	5,000,000	5,002,623
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	425,903	425,621
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	772,000	770,944
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	3,360,000	3,325,997
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 5.6% 7/20/37 (b)(e)(f)	250,000	250,673
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	163,913	148,374
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,646,603	1,498,402
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	5,200,000	5,207,499
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(e)(f)	1,056,000	1,057,636
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(e)(f)	4,719,000	4,748,711
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(d)(e)(f)	4,765,000	4,768,283
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(e)(f)	2,473,000	2,477,451
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(e)(f)	14,865,000	15,006,470
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(e)(f)	7,200,000	7,233,502
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(e)(f)	1,719,000	1,719,364
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(e)(f)	2,347,000	2,352,743
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(e)(f)	390,000	390,128
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(e)(f)	5,962,000	5,974,920
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(e)(f)	1,513,000	1,523,461
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(e)(f)	348,000	349,053
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(e)(f)	2,070,000	2,075,860
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(e)(f)	1,238,000	1,241,356
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(e)(f)	1,275,000	1,275,587
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(e)(f)	1,401,195	1,404,324
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	709,624	710,070
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	4,113,000	4,109,477
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	2,003,932	2,012,546
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(e)(f)	1,075,141	1,076,365
Neuberger Berman Loan Advisers Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(e)(f)	250,000	256,048
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	4,100,000	4,068,783
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(e)	6,763,000	6,796,396
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(e)(f)	358,000	359,767
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(d)(e)(f)	500,000	500,000
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.0746% 10/20/33 (b)(e)(f)	100,000	101,320
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 0% 8/8/32 (b)(d)(e)(f)	250,000	250,693
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(e)(f)	1,494,000	1,497,762
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8043% 4/21/37 (b)(e)(f)	36,000,000	36,264,096
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,559,250	1,528,020
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,261,615	2,035,678
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,289,680	1,204,792
Class A2II, 4.008% 12/5/51 (b)	1,153,460	1,009,237
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	365,505	321,685
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 11.7956% 4/26/37 (b)(e)(f)	250,000	254,205
Retained Vantage Data Ctrs Iss Series 2023-1A Class B, 5.75% 9/15/48 (b)	250,000	232,596
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(e)(f)	1,839,000	1,843,127
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(e)(f)	3,350,000	3,355,916
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8406% 4/15/37 (b)(e)(f)	35,400,000	35,721,928
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0586% 1/15/36 (b)(e)(f)	13,500,000	13,591,895
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	644,428	586,449
Class B, 4.335% 3/15/40 (b)	190,852	145,994
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	699,000	685,013
1.884% 7/15/50 (b)	403,000	376,887
2.328% 7/15/52 (b)	308,000	274,159
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	3,500,000	3,498,424
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	2,077,000	2,074,112
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	5,351,000	5,351,000
Class A2I, 6.028% 7/30/54 (b)	10,263,000	10,263,000
Class A2II, 6.268% 7/30/54 (b)	6,101,000	6,101,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(e)(f)	6,927,000	6,945,481
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(e)(f)	4,217,000	4,242,935
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8785% 4/18/33 (b)(e)(f)	2,900,000	2,909,689
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(e)(f)	773,739	775,195
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(e)(f)	250,000	250,359
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(e)(f)	1,566,000	1,568,200
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(e)(f)	1,720,000	1,724,255
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,307,000	1,303,832
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	3,143,166	3,146,954
Class A3, 6.13% 9/21/26 (b)	2,500,000	2,512,467
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,743,000	1,745,000
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 6.212% 5/17/32 (b)(e)	42,051	41,251
Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	3,794,618	3,415,763
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	696,672	606,627
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,171,000	3,121,798
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,472,000	1,464,082
Series 2024-A Class A3, 5.25% 4/20/27 (b)	2,200,000	2,193,330
Trestles Clo 2017-1 Ltd. Series 2021-1A Class DR, CME Term SOFR 3 Month Index + 6.510% 11.8352% 4/25/32 (b)(e)(f)	288,000	288,215
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	350,000	351,746
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,500,000	1,500,021
Class F, 8.871% 5/15/54 (b)	565,000	567,648
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(e)	596,272	579,948
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	2,050,000	2,043,564
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(e)(f)	4,263,000	4,314,152
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(e)(f)	4,115,000	4,121,469
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(e)(f)	960,000	961,808
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(f)	16,744,000	16,793,361
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(e)(f)	2,549,000	2,553,236
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	4,800,000	4,776,603
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	4,000,000	4,035,270
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	2,800,000	2,793,910
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	2,011,891	2,122,585
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,559,000	1,542,302
Series 2023-C Class A3, 5.15% 11/15/28	949,000	944,962
Series 2024-B Class A3, 5.27% 9/17/29	1,700,000	1,697,034
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	948,233	947,614
TOTAL ASSET-BACKED SECURITIES (Cost $637,123,175)		637,546,320

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	1,024,322	920,414
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,243,072	2,186,986
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	3,210,000	3,062,019
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2118% 2/10/48 (e)	683,000	634,539
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	772,868	754,480
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	879,255	830,898
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	1,801,317	1,651,558
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	368,687	332,722
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	1,070,204	976,072
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	301,092	289,371
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	415,972	394,439
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	2,859,000	2,731,640
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(e)	4,100,000	3,858,510
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	5,680,220	5,401,595
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	25,417	25,270
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,344,415	1,235,855
TOTAL PRIVATE SPONSOR		25,286,368
U.S. Government Agency - 1.4%
Fannie Mae:
planned amortization class:
Series 2012-134 Class MX, 3.5% 5/25/42	83,151	79,236
Series 2017-22 Class ED, 3.5% 6/25/44	78,560	76,684
Series 2017-32 Class PA, 2.7% 5/25/47	11,954,390	10,488,277
Series 2017-37 Class AB, 2.55% 9/25/46	2,444,885	2,161,698
Series 2021-69 Class JK, 1.5% 10/25/51	377,657	305,818
Series 2022-2 Class TH, 2.5% 2/25/52	236,576	208,958
Series 2022-20 Class HC, 2.5% 4/25/52	4,234,460	3,717,979
sequential payer:
Series 2004-81 Class ML, 5% 11/25/24	1,842	1,834
Series 2005-40 Class YG, 5% 5/25/25	56,324	55,966
Series 2006-55 Class GE, 5% 6/25/26	179,506	178,061
Series 2010-47 Class JB, 5% 5/25/30	1,911,592	1,885,556
Series 2016-104 Class B, 4% 12/25/44	164,382	158,148
Series 2016-99 Class KA, 4% 11/25/42	194,277	188,506
Series 2020-101 Class BA, 1.5% 9/25/45	534,371	448,863
Series 2020-43 Class MA, 2% 1/25/45	1,446,155	1,285,296
Series 2020-49:
Class JA, 2% 8/25/44	304,827	272,948
Class LA, 2% 3/25/43	5,604,840	5,129,168
Series 2020-51 Class BA, 2% 6/25/46	1,532,429	1,290,798
Series 2020-67 Class KZ, 3.25% 9/25/40	1,149,999	1,029,100
Series 2020-75 Class HA, 1.5% 12/25/44	3,324,643	2,846,609
Series 2020-80 Class BA, 1.5% 3/25/45	792,117	669,289
Series 2021-68 Class A, 2% 7/25/49	635,997	488,423
Series 2021-85 Class L, 2.5% 8/25/48	352,315	299,859
Series 2021-95:
Class 0, 2.5% 9/25/48	1,067,986	911,842
Class BA, 2.5% 6/25/49	1,604,507	1,367,405
Series 2021-96:
Class AH, 2.5% 3/25/49	9,615,422	8,289,447
Class HA, 2.5% 2/25/50	556,818	473,419
Series 2022-1 Class KA, 3% 5/25/48	335,598	298,213
Series 2022-11 Class B, 3% 6/25/49	457,824	409,703
Series 2022-13:
Class HA, 3% 8/25/46	360,095	327,372
Class JA, 3% 5/25/48	690,087	619,914
Class MA, 3% 5/25/44	6,005,759	5,544,597
Series 2022-15 Class GC, 3% 1/25/47	703,297	636,949
Series 2022-17 Class BH, 3% 5/25/47	769,745	700,904
Series 2022-25 Class AB, 4% 9/25/47	1,364,733	1,293,463
Series 2022-3:
Class D, 2% 2/25/48	1,607,752	1,389,337
Class G, 2% 11/25/47	5,138,226	4,307,724
Class N, 2% 10/25/47	3,942,311	3,345,044
Series 2022-30 Class E, 4.5% 7/25/48	852,479	815,209
Series 2022-35 Class CK, 4% 3/25/47	2,918,487	2,714,185
Series 2022-4 Class B, 2.5% 5/25/49	407,036	346,567
Series 2022-49 Class TC, 4% 12/25/48	277,184	259,873
Series 2022-5:
Class 0, 2.5% 6/25/48	570,624	492,043
Class BA, 2.5% 12/25/49	728,948	608,885
Class DA, 2.25% 11/25/47	1,711,186	1,480,393
Series 2022-69 Class AB, 4.5% 1/25/44	1,508,284	1,437,980
Series 2022-7:
Class A, 3% 5/25/48	478,410	425,123
Class E, 2.5% 11/25/47	1,548,288	1,357,053
Series 2022-9 Class BA, 3% 5/25/48	564,142	501,276
Series 2020-39 Class MG, 1.5% 6/25/40	2,352,183	1,907,903
Series 2020-45:
Class JC, 1.5% 7/25/40	2,395,750	1,941,777
Class JL, 3% 7/25/40	34,720	30,638
Series 2020-59 Class MC, 1.5% 8/25/40	2,633,785	2,135,126
Series 2021-21 Class HG, 2% 11/25/47	4,248,761	3,678,691
Series 2021-59 Class H, 2% 6/25/48	358,594	283,032
Series 2021-66:
Class DA, 2% 1/25/48	388,034	307,815
Class DM, 2% 1/25/48	412,368	327,120
Series 2022-28 Class A, 2.5% 2/25/52	1,283,723	1,171,686
Series 2023-13 Class CK, 1.5% 11/25/50	2,356,022	1,809,752
Freddie Mac:
planned amortization class:
Series 2017-4716 Class PA, 3% 7/15/44	1,141,654	1,099,734
Series 2017-4744 Class JA, 3% 9/15/47	167,916	149,183
Series 2021-5141 Class JM, 1.5% 4/25/51	279,186	224,914
Series 2021-5148:
Class AD, 1.5% 10/25/51	376,195	303,240
Class PC, 1.5% 10/25/51	372,778	297,076
Series 2022-5214 Class CG, 3.5% 4/25/52	669,415	615,559
Series 2022-5220 Class PK, 3.5% 1/25/51	918,853	846,461
sequential payer:
Series 2005-2974 Class CY, 5% 5/15/25	90,423	89,942
Series 2014-4422 Class LA, 4.5% 3/15/43	20,496	20,385
Series 2015-4516 Class A, 4% 8/15/41	71,893	70,924
Series 2020-4993 Class LA, 2% 8/25/44	1,376,937	1,233,813
Series 2020-5018:
Class LC, 3% 10/25/40	234,351	207,290
Class LT, 3.25% 10/25/40	1,187,733	1,072,326
Class LY, 3% 10/25/40	178,222	157,607
Series 2020-5058 Class BE, 3% 11/25/50	879,870	744,958
Series 2021-5115 Class A, 2% 3/25/40	1,189,370	1,023,680
Series 2021-5139 Class JC, 2% 8/25/40	1,134,320	964,280
Series 2021-5147 Class WN, 2% 1/25/40	1,225,654	1,042,495
Series 2021-5169:
Class BA, 2.5% 5/25/49	975,151	828,188
Class TP, 2.5% 6/25/49	434,664	369,985
Series 2021-5175 Class CB, 2.5% 4/25/50	2,012,385	1,706,303
Series 2021-5178:
Class CT, 2% 11/25/40	1,240,111	1,046,194
Class TP, 2.5% 4/25/49	816,321	694,808
Series 2021-5180 Class KA, 2.5% 10/25/47	402,822	347,556
Series 2022-5189:
Class DA, 2.5% 5/25/49	250,691	210,331
Class TP, 2.5% 5/25/49	589,115	494,212
Series 2022-5190:
Class BA, 2.5% 11/25/47	248,133	213,840
Class CA, 2.5% 5/25/49	493,597	413,989
Series 2022-5191 Class CA, 2.5% 4/25/50	474,089	399,409
Series 2022-5197:
Class A, 2.5% 6/25/49	493,598	413,989
Class DA, 2.5% 11/25/47	188,388	162,576
Series 2022-5198 Class BA, 2.5% 11/25/47	792,792	694,992
Series 2022-5199 Class 0, 3% 5/25/48	4,051,594	3,602,143
Series 2022-5200 Class LA, 3% 10/25/48	1,299,339	1,158,487
Series 2022-5202:
Class AG, 3% 1/25/49	281,614	250,461
Class BC, 3% 5/25/48	1,016,551	903,279
Class LB, 2.5% 10/25/47	201,585	174,144
Class UA, 3% 4/25/50	327,731	287,617
Series 2022-5210 Class TA, 3.5% 11/25/46	455,390	414,931
Series 2020-5000 Class BA, 2% 4/25/45	1,027,757	905,750
Series 2020-5041:
Class LA, 1.5% 11/25/40	5,499,169	4,447,340
Class LB, 3% 11/25/40	398,832	353,014
Series 2020-5046 Class PT, 1.5% 11/25/40	4,175,104	3,376,030
Series 2021-5077 Class ME, 2% 8/15/48	6,901,735	5,688,108
Series 2021-5083 Class VA, 1% 8/15/38	907,046	843,831
Series 2021-5176 Class AG, 2% 1/25/47	1,515,425	1,277,955
Series 2021-5182 Class A, 2.5% 10/25/48	2,630,224	2,244,159
Series 2022-5210 Class AB, 3% 1/25/42	661,203	595,806
Series 2022-5213 Class AH, 2.25% 4/25/37	1,029,199	930,864
Series 2022-5214 Class CB, 3.25% 4/25/52	1,593,848	1,451,956
Series 2022-5236 Class P, 5% 4/25/48	427,928	419,226
Series 2022-5266 Class CD, 4.5% 10/25/44	968,763	937,443
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	478,669	386,640
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	427,690	364,508
Class GC, 2% 11/25/47	322,648	275,331
Series 2021-5164 Class M, 2.5% 7/25/48	435,928	371,745
TOTAL U.S. GOVERNMENT AGENCY		137,035,541
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $162,799,492)		162,321,909

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(e)(f)	2,660,000	2,641,713
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(e)(f)	311,000	307,404
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(e)(f)	167,000	164,826
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	496,000	446,357
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	111,000	94,340
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,500,000	3,275,896
Series 2018-BN10:
Class A5, 3.688% 2/15/61	3,310,000	3,107,396
Class ASB, 3.641% 2/15/61	668,846	649,212
Series 2018-BN14:
Class A4, 4.231% 9/15/60	1,600,000	1,521,822
Class ASB, 4.185% 9/15/60	268,878	261,069
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,330,000	1,252,195
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	93,324
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	97,352
Series 2019-BN23 Class ASB, 2.846% 12/15/52	300,000	279,497
Series 2022-BNK44, Class A5, 5.7448% 11/15/55 (e)	7,185,000	7,364,394
Series 2023-5YR1 Class A3, 6.26% 4/15/56	200,000	203,973
Series 2018-BN10 Class C, 4.163% 2/15/61 (e)	425,000	378,314
Series 2020-BN30 Class MCDE, 2.9182% 12/15/53 (e)	5,208,000	3,059,431
Series 2021-BN33:
Class B, 2.893% 5/15/64	500,000	405,967
Class XA, 1.0514% 5/15/64 (e)(q)	9,629,376	472,324
Series 2023-BNK45 Class B, 6.148% 2/15/56 (e)	305,000	304,982
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8243% 7/15/49 (e)	1,200,000	1,126,237
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	4,400,000	4,112,505
Class A5, 3.39% 6/15/60	1,700,000	1,595,411
Class ASB, 3.179% 6/15/60	1,824,483	1,757,381
Bank5 2023-5Yr3:
sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	1,300,000	1,355,053
Series 2023-5YR3 Class A/S, 7.3153% 9/15/56 (e)	500,000	527,802
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (e)	300,000	312,951
BBCMS Mortgage Trust:
sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	500,000	443,069
Series 2023-C21 Class A3, 6.2964% 9/15/56 (e)	1,600,000	1,668,136
Series 2023-C22 Class C, 7.1259% 11/15/56 (e)	784,000	825,233
Series 2024-C26 Class C, 6% 5/15/57	250,000	243,317
Series 2020-C7:
Class A/S, 2.444% 4/15/53	206,000	169,485
Class B, 3.152% 4/15/53	225,000	181,316
Series 2022-C16 Class B, 4.6% 6/15/55	300,000	272,598
Series 2022-C17 Class B, 4.889% 9/15/55	250,000	228,733
Series 2023-5C23 Class B, 7.4547% 12/15/56 (e)	500,000	525,168
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	2,100,000	2,136,068
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	140,000	137,389
Class C, 6% 2/15/57	60,000	58,424
Benchmark 2023-B40 Mortgage Trust sequential payer Series 2023-B40 Class A/S, 6.5945% 12/15/56	500,000	527,455
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	100,000	102,741
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (e)	640,000	635,781
Class C, 6.9726% 1/10/57 (e)	133,000	135,386
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	120,291
Series 2019-B10 Class ASB, 3.615% 3/15/62	484,309	465,234
Series 2019-B9 Class AAB, 3.9325% 3/15/52	918,642	888,245
Series 2021-B28 Class ASB, 1.9804% 8/15/54	4,400,000	3,785,256
Series 2021-B29 Class ASB, 2.205% 9/15/54	11,571,000	10,101,397
Series 2024-V6 Class A3, 5.9255% 3/15/29	1,600,000	1,626,436
Series 2020-B21 Class A/S, 2.2543% 12/17/53	540,000	430,790
Series 2021-B27 Class XA, 1.2566% 7/15/54 (e)(q)	4,150,900	237,487
Series 2021-B29 Class B, 2.4534% 9/15/54	575,000	444,154
Series 2022-B35 Class B, 4.444% 5/15/55 (e)	500,000	407,246
Series 2023-V2 Class A/S, 6.5374% 5/15/55	500,000	509,930
Series 2023-V4:
Class B, 7.4604% 11/15/56 (e)	250,000	262,362
Class C, 7.4604% 11/15/56 (e)	250,000	257,071
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.9071% 3/15/41 (b)(e)(f)	500,000	499,377
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(e)(f)	2,677,000	2,678,675
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (e)	200,000	201,776
Class C, 6.8592% 2/15/57 (e)	622,000	626,764
BMO Mortgage Trust:
sequential payer Series 2022-C3 Class ASB, 5.3258% 9/15/54 (e)	2,800,000	2,819,535
Series 2023-5C2 Class A5, 7.244% 11/15/56 (e)	330,000	347,390
Series 2023-C4 Class C, 5.8631% 2/15/56 (e)	710,989	696,604
Series 2023-C7 Class B, 6.6738% 12/15/56 (e)	455,000	473,021
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(e)(f)	2,218,000	2,213,148
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(e)(f)	1,569,000	1,565,565
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(e)(f)	7,887,000	7,931,364
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(e)(f)	1,165,000	1,169,369
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(e)(f)	4,493,000	4,484,563
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(e)	1,100,000	1,097,250
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(e)(f)	1,917,000	1,893,122
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(e)(f)	210,000	206,338
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(e)(f)	220,000	215,615
Series 2020-VKNG Class G, CME Term SOFR 1 Month Index + 3.360% 8.6815% 10/15/37 (b)(e)(f)	1,631,000	1,588,124
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(e)(f)	1,400,000	1,394,572
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(e)(f)	1,250,000	1,229,297
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(e)(f)	988,512	972,140
Class EJV, CME Term SOFR 1 Month Index + 2.110% 7.4315% 2/15/36 (b)(e)(f)	1,000,000	985,000
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(e)(f)	100,000	96,271
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(e)(f)	310,788	299,197
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(e)(f)	3,274,000	3,241,260
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(e)(f)	3,496,000	3,443,560
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(e)(f)	5,034,000	4,949,051
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(e)(f)	1,147,000	1,126,211
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(e)(f)	3,283,000	3,233,755
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3776% 10/15/36 (b)(e)(f)	667,732	648,810
Series 2021-SOAR:
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2315% 6/15/38 (b)(e)(f)	5,710,193	5,660,229
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2315% 6/15/38 (b)(e)(f)	875,262	867,604
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0813% 9/15/36 (b)(e)(f)	1,201,068	1,189,808
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8313% 9/15/36 (b)(e)(f)	1,424,000	1,411,540
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2813% 9/15/36 (b)(e)(f)	900,000	886,500
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(e)(f)	3,414,023	3,412,956
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0168% 1/15/39 (b)(e)(f)	1,500,000	1,486,875
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6668% 1/15/39 (b)(e)(f)	647,360	641,656
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(e)(f)	1,893,799	1,889,104
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(e)(f)	1,006,599	997,794
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(e)(f)	1,459,688	1,446,006
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(e)(f)	668,958	663,953
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7548% 11/15/28 (b)(e)(f)	1,000,000	1,001,921
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(e)(f)	3,591,000	3,612,322
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(e)(f)	794,000	798,466
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(e)(f)	430,000	433,225
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9056% 12/9/40 (b)(e)(f)	2,500,000	2,517,969
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 8.0066% 2/15/39 (b)(e)(f)	1,000,000	997,500
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0551% 2/15/39 (b)(e)(f)	1,000,000	1,001,756
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9052% 3/15/34 (b)(e)(f)	405,000	403,981
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0051% 3/15/41 (b)(e)(f)	2,397,456	2,385,010
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (b)(e)(f)	420,361	419,967
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(e)(f)	235,490	233,437
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(e)(f)	632,128	627,798
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(e)(f)	14,745,316	14,754,540
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(e)	500,000	437,676
Class E, 3.944% 12/9/41 (b)(e)	2,310,000	1,937,564
Class XA, 0.742% 12/9/41 (b)(e)(q)	104,100,000	3,669,816
Series 2020-VIVA Class D, 3.5488% 3/11/44 (b)(e)	1,755,000	1,487,124
BX Commercial Mortgage Trust 2 floater Series 2021-IRON Class D, CME Term SOFR 1 Month Index + 2.010% 7.3315% 2/15/38 (b)(e)(f)	650,000	636,207
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(e)(f)	736,748	736,518
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5049% 2/15/39 (b)(e)(f)	2,462,393	2,465,840
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(e)(f)	2,518,288	2,515,137
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(e)(f)	3,343,972	3,342,927
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(e)(f)	5,818,141	5,827,232
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.8415% 5/15/41 (b)(e)	9,878,000	9,890,348
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0383% 5/15/41 (b)(e)(f)	1,000,000	1,002,500
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.988% 5/15/34 (b)(e)(f)	2,500,000	2,493,628
BX Trust:
floater:
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.6815% 1/15/34 (b)(e)(f)	391,407	386,514
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4315% 1/15/34 (b)(e)(f)	151,329	149,055
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3315% 1/15/34 (b)(e)(f)	766,262	748,370
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(e)(f)	2,494,132	2,505,044
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(e)(f)	892,032	892,032
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(e)(f)	201,522	201,459
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(e)(f)	168,923	169,181
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(e)(f)	9,953,000	9,959,221
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(e)(f)	1,586,000	1,585,504
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(e)(f)	1,317,000	1,316,588
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0054% 4/15/29 (b)(e)(f)	2,000,000	2,005,548
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(e)(f)	2,500,000	2,493,750
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(e)(f)	3,571,546	3,553,770
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(e)(f)	700,000	700,275
Class F, CME Term SOFR 1 Month Index + 2.840% 8.164% 12/15/37 (b)(e)(f)	380,000	377,863
CD Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,308,772	1,267,247
Series 2017-CD4 Class B, 3.947% 5/10/50 (e)	121,000	108,124
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,974,428	1,797,446
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	2,041,770	1,916,228
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	700,000	668,297
Series 2018-B2 Class A4, 4.009% 3/10/51	1,100,000	1,040,546
Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,077,856
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	1,800,000	1,686,390
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,014,448
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,500,000	1,481,265
Series 2016-P4 Class B, 3.377% 7/10/49	1,000,000	860,177
Series 2020-420K Class E, 3.3118% 11/10/42 (b)(e)	325,000	263,952
Series 2023-PRM3 Class C, 6.3597% 7/10/28 (b)(e)	150,000	149,111
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	68,529	68,351
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,090,000	1,062,839
Series 2015-CR27 Class ASB, 3.404% 10/10/48	1,304,140	1,283,513
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,723,364	1,708,175
Series 2015-LC21 Class ASB, 3.421% 7/10/48	1,834,739	1,817,302
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	3,174,000	2,878,714
Series 2014-CR20 Class C, 4.4458% 11/10/47 (e)	235,000	229,058
Series 2015-DC1 Class C, 4.2741% 2/10/48 (e)	250,000	228,797
Series 2015-LC19 Class B, 3.829% 2/10/48	110,000	103,676
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	204,462
CPT Mortgage Trust sequential payer Series 2019-CPT Class E, 2.9968% 11/13/39 (b)(e)	100,000	70,541
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	314,929	296,512
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	1,203,531	1,142,421
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2016-C7 Class ASB, 3.3143% 11/15/49	1,343,093	1,317,302
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	1,153,890	1,120,501
Series 2019-C15 Class A4, 4.0529% 3/15/52	8,963,536	8,409,179
Series 2017-C8 Class C, 4.2637% 6/15/50 (e)	320,000	257,257
CSMC:
sequential payer Series 2019-UVIL Class A, 3.1595% 12/15/41 (b)	150,000	131,021
Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(e)	945,000	732,749
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.614% 12/15/30 (b)(e)(f)	809,000	745,553
DBJPM Mortgage Trust:
sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,335,674	2,259,654
Series 2020-C9 Class AM, 2.34% 8/15/53	400,000	322,361
DBJPM Trust sequential payer Series 2016-C1 Class ASB, 3.038% 5/10/49	4,172,547	4,074,391
District of Columbia Commercial Mtg Trust 2023-District of Columbia Series 2023-DC Class D, 7.1405% 9/12/40 (b)(e)	305,000	301,320
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3168% 3/15/34 (b)(e)(f)	2,250,000	2,248,601
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 5.8433% 1/15/41 (b)(e)	1,071,000	1,065,998
Class B, 5.7892% 1/15/41 (b)(e)	120,000	117,543
Class C, 6.4734% 1/15/41 (b)(e)	500,000	497,672
Class D, 6.7308% 1/15/41 (b)(e)	1,825,000	1,802,300
Class E, 5.7759% 1/15/41 (b)(e)	150,000	136,337
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(e)(f)	10,063,287	9,981,521
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(e)(f)	2,034,632	2,019,378
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0985% 11/15/38 (b)(e)(f)	399,535	397,038
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(e)(f)	791,570	790,998
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(e)(f)	1,427,930	1,426,151
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(e)(f)	332,332	331,916
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(e)(f)	1,592,270	1,591,772
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1315% 7/15/38 (b)(e)(f)	456,499	457,070
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,531,547	5,451,804
Series 2015-K049 Class A2, 3.01% 7/25/25	254,401	247,852
Series 2016-K055 Class A2, 2.673% 3/25/26	14,700,000	14,072,458
Series 2017-K066 Class A2, 3.117% 6/25/27	910,000	861,819
Series 2018-K732 Class A2, 3.7% 5/25/25	5,368,443	5,281,771
Series 2019-K736 Class A2, 2.282% 7/25/26	2,900,000	2,745,318
Series 2023-K751 Class A2, 4.412% 3/25/30	589,000	572,979
Series K058 Class A2, 2.653% 8/25/26	6,074,000	5,755,589
Series 2017-K727 Class A2, 2.946% 7/25/24	1,161,453	1,156,377
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,109,004	1,089,969
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/39 (b)(e)	500,000	517,217
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(e)(f)	1,191,000	1,180,579
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(e)(f)	184,000	181,203
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(e)(f)	152,000	149,203
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	4,725,000	4,610,517
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	178,139
Series 2017-GS8 Class AAB, 3.313% 11/10/50	1,433,094	1,388,568
Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,134,904
Series 2023-SHIP Class E, 7.4336% 9/10/38 (b)(e)	2,250,000	2,223,601
Series 2019-GC38 Class D, 3% 2/10/52 (b)	115,000	89,137
Series 2019-GC42 Class C, 3.7009% 9/10/52 (e)	509,000	403,404
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(e)	1,000,000	933,863
Class F, 4.1935% 11/5/38 (b)(e)	2,204,000	2,035,461
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(e)(f)	3,384,000	3,400,920
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	848,419	802,829
Class ASB, 2.9941% 12/15/49	669,789	647,129
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	385,000	356,125
Class CFX, 4.9498% 7/5/33 (b)	50,000	40,794
Class DFX, 5.3503% 7/5/33 (b)	76,000	59,232
Series 2019-OSB:
Class C, 3.749% 6/5/39 (b)(e)	630,000	553,499
Class E, 3.7828% 6/5/39 (b)(e)	629,818	520,502
KNDR Trust floater Series 2021-KIND:
Class B, CME Term SOFR 1 Month Index + 1.460% 6.7845% 8/15/38 (b)(e)(f)	173,575	169,345
Class C, CME Term SOFR 1 Month Index + 1.860% 7.1845% 8/15/38 (b)(e)(f)	128,941	125,346
Class D, CME Term SOFR 1 Month Index + 2.410% 7.7345% 8/15/38 (b)(e)(f)	991,855	955,639
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT:
Class A, CME Term SOFR 1 Month Index + 2.290% 7.607% 12/15/36 (b)(e)(f)	5,100,000	5,135,063
Class C, CME Term SOFR 1 Month Index + 3.430% 8.7553% 12/15/36 (b)(e)(f)	500,000	501,871
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.986% 6/15/26 (b)(e)(f)	1,000,000	997,428
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(e)(f)	355,000	354,087
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(e)(f)	7,860,000	7,722,450
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(e)(f)	1,986,000	1,941,315
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(e)(f)	1,113,000	1,082,393
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(e)(f)	1,354,000	1,286,541
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(e)(f)	1,488,217	1,465,894
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(e)(f)	358,784	351,608
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(e)(f)	226,083	220,996
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(e)(f)	314,550	306,687
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(e)(f)	274,249	266,021
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6315% 7/15/38 (b)(e)(f)	1,577,000	1,564,187
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1815% 7/15/38 (b)(e)(f)	1,223,000	1,213,828
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(e)(f)	916,892	910,589
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6324% 4/15/38 (b)(e)(f)	838,877	833,109
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class E, CME Term SOFR 1 Month Index + 2.610% 7.9274% 1/15/27 (b)(e)(f)	911,614	904,777
Class F, CME Term SOFR 1 Month Index + 3.250% 8.576% 1/15/27 (b)(e)(f)	1,185,098	1,179,690
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2743% 1/15/27 (b)(e)(f)	1,041,063	1,035,821
Morgan Stanley BAML Trust sequential payer Series 2015-C23 Class ASB, 3.398% 7/15/50	1,253,784	1,241,908
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	2,090,000	1,953,265
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.614% 8/15/33 (b)(e)(f)(i)	239,200	160,742
Class C, CME Term SOFR 1 Month Index + 1.540% 6.864% 8/15/33 (b)(e)(f)	576,800	317,240
sequential payer:
Series 2015-UBS8 Class ASB, 3.626% 12/15/48	3,418,888	3,371,425
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,416,548
Series 2019-L2 Class A3, 3.806% 3/15/52	1,600,000	1,491,996
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,276,000	1,204,293
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	330,000	332,989
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(e)	109,521	101,581
Series 2015-MS1:
Class B, 4.023% 5/15/48 (e)	850,000	798,814
Class C, 4.023% 5/15/48 (e)	70,000	60,885
Series 2017 H1 Class B, 4.075% 6/15/50	250,000	226,965
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,200,000	1,111,741
Class C, 4.281% 6/15/50	1,017,356	902,201
Class D, 2.546% 6/15/50 (b)	307,836	241,321
Series 2017-HR2 Class D, 2.73% 12/15/50	534,000	431,271
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	175,414
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(e)	155,000	144,740
Class C, 3.1771% 11/10/36 (b)(e)	149,000	136,902
Series 2020-HR8:
Class A/S, 2.298% 7/15/53	112,000	89,486
Class B, 2.704% 7/15/53	270,000	213,481
Series 2024-BPR2 Class X, 1.0733% 5/5/29 (b)(e)(q)	16,000,000	600,365
MSWF Commercial Mortgage Trust sequential payer Series 2023-2:
Class B, 6.8762% 12/15/56 (e)	64,000	67,400
Class C, 7.0182% 12/15/56 (e)	53,000	54,554
Class D, 4% 12/15/56 (b)	24,000	17,337
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/37 (b)(e)	2,266,000	1,998,651
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(e)(f)	2,880,374	2,921,779
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(e)(f)	1,735,062	1,743,744
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5527% 10/15/28 (b)(e)(f)	474,839	478,363
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0005% 10/15/28 (b)(e)(f)	332,387	333,635
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7463% 10/15/28 (b)(e)(f)	949,678	949,656
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(e)(f)	2,637,966	2,611,855
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2635% 10/15/36 (b)(e)(f)	3,120,000	3,077,229
Class F, CME Term SOFR 1 Month Index + 2.060% 7.3795% 10/15/36 (b)(e)(f)	390,000	384,881
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8295% 10/15/36 (b)(e)(f)	975,000	964,641
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(e)(f)	501,000	491,319
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(e)(f)	261,000	253,448
SREIT Trust floater:
Series 2021-FLWR:
Class E, CME Term SOFR 1 Month Index + 2.030% 7.3555% 7/15/36 (b)(e)(f)	1,000,000	996,135
Class F, CME Term SOFR 1 Month Index + 2.780% 8.104% 7/15/36 (b)(e)(f)	500,000	497,813
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6973% 10/15/38 (b)(e)(f)	744,000	717,960
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(e)(f)	18,696,144	18,626,701
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(e)(f)	7,590,793	7,543,351
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(e)(f)	649,710	645,649
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(e)(f)	3,445,663	3,430,631
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4051% 11/15/38 (b)(e)(f)	2,200,785	2,178,777
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.982% 11/15/36 (b)(e)(f)	523,000	501,665
Class G, CME Term SOFR 1 Month Index + 4.310% 9.631% 11/15/36 (b)(e)(f)	252,000	240,756
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(e)(f)	1,033,600	1,031,662
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(e)(f)	800,000	798,500
Tysn 2023-Crnr sequential payer Series 2023-CRNR Class A, 6.5797% 12/10/33 (b)(e)	500,000	515,526
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	2,442,994	2,368,712
UBS Commercial Mortgage Trust sequential payer Series 2018-C12 Class A4, 4.0299% 8/15/51	14,996,261	14,066,967
VASA Trust floater sequential payer Series 2021-VASA Class B, CME Term SOFR 1 Month Index + 1.360% 6.6815% 7/15/39 (b)(e)(f)	500,000	416,528
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,569,000	1,254,640
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	80,000	63,870
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9346% 1/18/37 (b)(e)(f)	1,382,500	1,320,665
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.485% 7/15/48 (b)(e)(f)	4,000,000	3,997,639
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(e)(f)	1,021,000	1,002,815
Series 2021-SAVE Class D, CME Term SOFR 1 Month Index + 2.610% 7.9315% 2/15/40 (b)(e)(f)	600,000	589,531
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	612,832
Series 2015-C29:
Class A4, 3.637% 6/15/48	4,220,000	4,122,756
Class ASB, 3.4% 6/15/48	1,237,978	1,225,869
Series 2016-BNK1 Class ASB, 2.514% 8/15/49	5,165,000	5,033,265
Series 2016-LC24 Class ASB, 2.825% 10/15/49	1,434,002	1,396,908
Series 2016-LC25:
Class A3, 3.374% 12/15/59	2,133,546	2,039,238
Class ASB, 3.486% 12/15/59	4,261,632	4,169,044
Series 2017-C38 Class ASB, 3.261% 7/15/50	1,144,110	1,114,165
Series 2017-C42 Class ASB, 3.488% 12/15/50	1,210,126	1,173,849
Series 2019-C49 Class ASB, 3.933% 3/15/52	474,708	462,042
Series 2019-C50 Class ASB, 3.635% 5/15/52	196,747	188,843
Series 2021-C61 Class ASB, 2.525% 11/15/54	300,000	264,671
Series 2019-C49 Class C, 4.866% 3/15/52 (e)	100,000	91,293
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	250,000	171,608
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,028,194	2,906,561
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	739,484
WFCM Series 2022-C62 Class B, 4.3512% 4/15/55 (e)	886,000	754,637
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $512,897,532)		511,026,759

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Toledo Hosp. 6.015% 11/15/48 (Cost $127,201)	190,000	156,066

Foreign Government and Government Agency Obligations - 1.4%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		935,000	881,322
8.75% 4/14/32 (b)		500,000	446,500
9.375% 5/8/48 (b)		85,000	72,250
9.5% 11/12/25 (b)		230,000	234,607
Arab Republic of Egypt:
7.5% 1/31/27 (b)		425,000	416,500
7.5% 2/16/61 (b)		1,140,000	800,850
7.6003% 3/1/29 (b)		810,000	754,110
7.625% 5/29/32 (b)		235,000	200,984
7.903% 2/21/48 (b)		70,000	52,160
8.5% 1/31/47 (b)		450,000	350,438
8.7002% 3/1/49 (b)		380,000	302,013
Argentine Republic:
0.75% 7/9/30 (g)		7,655,589	4,356,509
1% 7/9/29		95,826	55,819
3.5% 7/9/41 (g)		550,000	224,675
3.625% 7/9/35 (g)		4,618,239	2,030,582
4.25% 1/9/38 (g)		1,180,000	562,344
Bahamian Republic 6% 11/21/28 (b)		145,000	129,558
Bahrain Kingdom:
5.625% 5/18/34 (b)		315,000	284,729
7.5% 2/12/36 (b)		400,000	408,000
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		700,000	684,250
6.25% 10/31/28 (b)		200,000	205,000
Barbados Government 6.5% 10/1/29 (b)		275,000	260,992
Bermuda Government:
2.375% 8/20/30 (b)		1,025,000	856,195
4.75% 2/15/29 (b)		200,000	192,452
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		540,000	501,158
Brazilian Federative Republic:
3.875% 6/12/30		470,000	414,775
6% 10/20/33		400,000	386,600
7.125% 1/20/37		900,000	943,200
7.125% 5/13/54		700,000	683,550
8.25% 1/20/34		325,000	371,150
Canadian Government:
2.75% 6/1/33	CAD	2,400,000	1,641,445
3% 6/1/34	CAD	300,000	208,591
Chilean Republic:
2.45% 1/31/31		1,510,000	1,278,309
2.75% 1/31/27		200,000	187,125
3.1% 1/22/61		725,000	442,250
4% 1/31/52		475,000	364,414
4.34% 3/7/42		350,000	299,797
5.33% 1/5/54		200,000	187,375
Colombian Republic:
3% 1/30/30		760,000	616,360
3.125% 4/15/31		200,000	156,500
5% 6/15/45		1,850,000	1,295,000
5.2% 5/15/49		540,000	377,460
7.5% 2/2/34		270,000	267,570
8% 4/20/33		340,000	350,030
8% 11/14/35		1,890,000	1,926,855
8.75% 11/14/53		2,825,000	2,953,538
Costa Rican Republic:
5.625% 4/30/43 (b)		625,000	557,617
6.125% 2/19/31 (b)		150,000	150,075
7.3% 11/13/54 (b)		300,000	313,969
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(k)		60,000	34,882
6.825% (b)(k)		430,000	252,307
6.85% (b)(k)		200,000	117,551
7.55% (b)(k)		20,000	11,556
7.85% (b)(k)		450,000	262,125
Dominican Republic:
4.5% 1/30/30 (b)		350,000	317,100
4.875% 9/23/32 (b)		750,000	669,000
5.3% 1/21/41 (b)		350,000	296,297
5.5% 1/27/25		400,000	397,875
5.875% 1/30/60 (b)		1,200,000	1,011,600
5.95% 1/25/27 (b)		2,600,000	2,581,313
6% 7/19/28 (b)		2,400,000	2,382,000
6.85% 1/27/45 (b)		75,000	73,664
6.875% 1/29/26 (b)		270,000	273,206
7.05% 2/3/31 (b)		150,000	154,125
Ecopetrol SA 8.375% 1/19/36		240,000	233,550
Ecuador Republic:
3.5% 7/31/35 (b)(g)		825,000	422,813
6% 7/31/30 (b)(g)		805,000	538,595
El Salvador Republic:
0.25% 4/17/30 (b)		265,000	7,950
7.1246% 1/20/50 (b)		475,000	300,734
7.65% 6/15/35 (b)		115,000	82,189
9.25% 4/17/30 (b)		265,000	231,784
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,240,000	810,650
3.125% 9/30/49 (b)		1,145,000	778,486
3.875% 4/16/50 (b)		350,000	273,000
5.5% 4/30/54 (b)		360,000	357,300
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		700,000	507,948
5.25% 1/30/43 (Reg. S)		200,000	188,004
Export Credit Bank of Turkey 9% 1/28/27 (b)		300,000	312,921
Gabonese Republic:
6.625% 2/6/31 (b)		465,000	370,140
6.95% 6/16/25 (b)		200,000	188,520
7% 11/24/31 (b)		250,000	199,023
Georgia Republic 2.75% 4/22/26 (b)		535,000	487,085
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	300,000	259,223
2.1% 11/15/29(Reg. S)	EUR	2,300,000	2,425,229
2.4% 11/15/30(Reg. S)	EUR	600,000	641,813
2.5% 7/4/44	EUR	2,615,000	2,694,968
3.25% 7/4/42 (m)	EUR	5,000,000	5,744,385
Ghana Republic:
7.75% (b)(k)		455,000	232,159
8.627% (b)(k)		270,000	135,751
10.75% 10/14/30 (b)		400,000	272,600
Guatemalan Republic:
5.375% 4/24/32 (b)		755,000	710,455
6.6% 6/13/36 (b)		145,000	145,272
Hungarian Republic:
2.125% 9/22/31 (b)		850,000	667,896
3.125% 9/21/51 (b)		510,000	317,072
5.25% 6/16/29 (b)		350,000	342,073
5.5% 6/16/34 (b)		315,000	304,035
6.75% 9/25/52 (b)		70,000	74,345
Indonesian Republic:
3.5% 2/14/50		545,000	396,658
4.1% 4/24/28		645,000	617,789
4.2% 10/15/50		8,500,000	6,927,500
4.35% 1/11/48		200,000	168,625
5.125% 1/15/45 (b)		1,500,000	1,439,063
5.95% 1/8/46 (b)		325,000	339,727
6.75% 1/15/44 (b)		200,000	228,875
7.75% 1/17/38 (b)		425,000	518,547
8.5% 10/12/35 (b)		950,000	1,195,917
Islamic Republic of Pakistan:
6% 4/8/26 (b)		465,000	420,680
6.875% 12/5/27 (b)		400,000	350,000
7.375% 4/8/31 (b)		435,000	356,020
Israeli State:
3.375% 1/15/50		840,000	532,861
5.75% 3/12/54		200,000	180,708
Ivory Coast:
6.125% 6/15/33 (b)		500,000	444,425
6.375% 3/3/28 (b)		1,100,000	1,070,641
8.25% 1/30/37 (b)		650,000	631,963
Jamaican Government 6.75% 4/28/28		300,000	306,563
Japan Government:
0.005% 2/1/25	JPY	307,000,000	1,950,128
0.8% 3/20/34	JPY	126,200,000	783,320
Jordanian Kingdom:
4.95% 7/7/25 (b)		300,000	294,363
7.375% 10/10/47 (b)		95,000	82,708
7.5% 1/13/29 (b)		650,000	648,375
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		500,000	396,240
3.25% 10/22/30 (b)		2,500,000	2,232,725
3.45% 2/2/61 (b)		1,300,000	833,625
3.75% 1/21/55 (b)		615,000	430,236
4.5% 10/26/46 (b)		1,065,000	891,810
4.5% 4/22/60 (b)		1,390,000	1,112,639
4.625% 10/4/47 (b)		250,000	211,900
5% 1/18/53 (b)		200,000	174,200
5.75% 1/16/54 (b)		200,000	192,994
Lebanese Republic 6.375% (k)		350,000	23,451
Mongolia Government 7.875% 6/5/29 (b)		200,000	203,772
Moroccan Kingdom 6.5% 9/8/33 (b)		300,000	305,873
Panamanian Republic:
2.252% 9/29/32		1,350,000	963,563
3.87% 7/23/60		435,000	244,552
4.5% 5/15/47		350,000	239,203
6.4% 2/14/35		400,000	375,400
6.853% 3/28/54		200,000	180,688
7.875% 3/1/57		200,000	205,500
8% 3/1/38		200,000	209,688
Peruvian Republic:
2.783% 1/23/31		475,000	400,781
3% 1/15/34		475,000	380,742
3.3% 3/11/41		275,000	200,406
Philippine Republic:
2.65% 12/10/45		255,000	162,272
2.95% 5/5/45		350,000	236,469
3.556% 9/29/32		200,000	176,188
5.5% 1/17/48		500,000	493,180
5.6% 5/14/49		270,000	269,409
5.95% 10/13/47		200,000	208,125
Polish Government:
5.5% 4/4/53		70,000	67,560
5.5% 3/18/54		280,000	268,419
5.75% 11/16/32		235,000	242,184
Provincia de Cordoba 6.875% 12/10/25 (b)		226,671	210,664
Republic of Armenia 3.6% 2/2/31 (b)		140,000	114,289
Republic of Benin 7.96% 2/13/38 (b)		760,000	712,941
Republic of Honduras 6.25% 1/19/27 (b)		35,000	33,480
Republic of Kenya:
6.3% 1/23/34 (b)		105,000	82,944
7.25% 2/28/28 (b)		485,000	454,755
8% 5/22/32 (b)		90,000	82,013
9.75% 2/16/31 (b)		200,000	199,838
Republic of Montenegro 7.25% 3/12/31 (b)		340,000	342,020
Republic of Nigeria:
6.125% 9/28/28 (b)		985,000	874,621
6.5% 11/28/27 (b)		305,000	284,742
7.143% 2/23/30 (b)		250,000	220,133
7.625% 11/21/25 (b)		205,000	205,527
7.696% 2/23/38 (b)		535,000	423,142
7.875% 2/16/32 (b)		450,000	397,013
Republic of Paraguay:
2.739% 1/29/33 (b)		1,050,000	839,475
4.95% 4/28/31 (b)		200,000	189,813
6% 2/9/36 (b)		230,000	228,390
Republic of Senegal 6.25% 5/23/33 (b)		280,000	236,855
Republic of Serbia:
2.125% 12/1/30 (b)		845,000	670,305
6.5% 9/26/33 (b)		285,000	285,000
Republic of Uzbekistan 3.7% 11/25/30 (b)		300,000	247,050
Republic of Zambia 8.97% (b)(k)		65,000	49,545
Romanian Republic:
3% 2/14/31 (b)		960,000	796,291
3.625% 3/27/32 (b)		300,000	252,390
4% 2/14/51 (b)		425,000	293,118
7.125% 1/17/33 (b)		209,000	219,195
Rwanda Republic 5.5% 8/9/31 (b)		290,000	234,572
South African Republic:
4.85% 9/27/27		185,000	175,658
4.85% 9/30/29		425,000	380,056
5% 10/12/46		225,000	151,313
5.65% 9/27/47		260,000	187,363
5.75% 9/30/49		570,000	409,688
5.875% 4/20/32		185,000	166,269
State of Qatar:
4.4% 4/16/50 (b)		1,130,000	963,325
4.625% 6/2/46 (b)		1,935,000	1,735,695
4.817% 3/14/49 (b)		750,000	683,955
5.103% 4/23/48 (b)		295,000	280,607
Sultanate of Oman:
5.625% 1/17/28 (b)		1,290,000	1,286,298
6% 8/1/29 (b)		300,000	303,000
6.25% 1/25/31 (b)		400,000	410,000
6.5% 3/8/47 (b)		40,000	39,304
6.75% 1/17/48 (b)		1,105,000	1,107,763
7% 1/25/51 (b)		35,000	36,391
Tajikistan Republic 7.125% 9/14/27 (b)		485,000	455,226
Turkish Republic:
4.25% 4/14/26		675,000	650,720
4.75% 1/26/26		500,000	486,860
4.875% 10/9/26		1,350,000	1,304,262
4.875% 4/16/43		885,000	621,270
5.125% 2/17/28		1,500,000	1,415,625
5.75% 5/11/47		860,000	657,040
6% 1/14/41		1,085,000	896,839
6.625% 2/17/45		110,000	94,256
7.625% 5/15/34		200,000	200,480
9.125% 7/13/30		330,000	357,811
9.375% 3/14/29		200,000	217,584
9.375% 1/19/33		600,000	668,454
9.875% 1/15/28		435,000	477,413
Ukraine Government:
7.253% 3/15/35 (b)		300,000	80,700
7.75% 9/1/24 (b)		290,000	89,320
7.75% 9/1/25 (b)		1,475,000	454,300
7.75% 9/1/26 (b)		800,000	242,000
7.75% 9/1/28 (b)		375,000	109,875
7.75% 9/1/29 (b)		300,000	87,000
7.75% 8/1/41 (b)(e)		100,000	51,500
United Mexican States:
2.659% 5/24/31		200,000	164,900
3.25% 4/16/30		1,750,000	1,536,500
3.5% 2/12/34		685,000	560,416
3.75% 1/11/28		350,000	330,203
3.75% 4/19/71		1,050,000	639,450
3.771% 5/24/61		280,000	174,160
4.875% 5/19/33		200,000	185,813
5.75% 10/12/2110		450,000	376,172
6.05% 1/11/40		225,000	217,800
6.338% 5/4/53		350,000	334,141
6.35% 2/9/35		200,000	201,900
Uruguay Republic:
5.1% 6/18/50		425,000	397,375
5.75% 10/28/34		295,000	304,293
Venezuelan Republic 9.25% (k)		1,720,000	318,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $128,181,939)			127,006,035

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $2,175,567)	EUR	2,000,000	2,166,997

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
JOANN, Inc. (i)	68,801	4,744
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. warrants 10/27/24 (r)	225	2,682
Mesquite Energy, Inc. (i)(r)	3,883	318,368
		321,050
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank (r)	3,000	75
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (i)(r)	350	1,022
TOTAL FINANCIALS		1,097
TOTAL COMMON STOCKS (Cost $126,876)		326,891

Bank Loan Obligations - 5.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (e)(f)(s)	3,958,096	2,968,572
Aventiv Technologies LLC 1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 10.661% 7/31/25 (e)(f)(s)	996,459	820,415
NULL 13.071% 7/31/25 (e)(f)(s)	26,355	27,278
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/13/29 (e)(f)(s)	405,000	386,370
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 10/2/27 (e)(f)(s)	250,000	237,393
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 10/8/27 (e)(f)(s)	2,674,271	2,670,446
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (f)(s)(t)	335,000	336,675
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (e)(f)(s)	567,545	529,706
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 9/21/27 (e)(f)(s)	493,481	493,072
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 3/9/27 (e)(f)(s)	4,500,000	3,892,860
		12,362,787
Entertainment - 0.0%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9437% 9/1/27 (e)(f)(s)	60,000	55,350
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 9/1/27 (e)(f)(s)	1,305,000	1,233,878
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 8/7/30 (e)(f)(s)	254,025	255,402
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 8/5/28 (e)(f)(s)	706,476	707,946
		2,252,576
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.818% 10/28/27 (e)(f)(s)	842,531	825,470
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (e)(f)(s)	849,909	738,002
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (e)(f)(s)	445,000	442,081
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (e)(f)(s)	2,815,543	2,812,502
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6813% 1/31/28 (e)(f)(s)	2,500,000	2,467,850
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4313% 10/15/29 (e)(f)(s)	2,000,000	1,990,280
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 4/15/27 (e)(f)(s)	1,465,561	1,154,320
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8168% 1/18/28 (e)(f)(s)	1,226,360	1,177,747
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (e)(f)(s)	620,000	581,250
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (e)(f)(k)(s)	722,700	13,551
term loan NULL 5% 8/2/27 (s)	47,977	67,647
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4132% 12/1/28 (e)(f)(s)	3,533,040	3,537,456
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1813% 9/25/28 (e)(f)(s)	225,000	219,938
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 1/28/29 (e)(f)(s)	247,475	247,321
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 9/19/26 (e)(f)(s)	590,437	591,617
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (e)(f)(s)	565,000	569,040
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/25/26 (e)(f)(s)	987,374	777,093
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1792% 4/21/29 (e)(f)(s)	132,563	88,818
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/24/26 (e)(f)(s)	2,413,898	2,413,294
CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/31/29 (e)(f)(s)	497,462	490,313
CME Term SOFR 1 Month Index + 3.500% 1/31/29 (f)(i)(s)(t)	440,000	436,700
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 1/31/28 (e)(f)(s)	605,000	588,363
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (e)(f)(s)	590,000	569,350
		22,800,003
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (e)(f)(s)	1,290,000	1,300,746
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (e)(f)(s)	400,000	401,528
		1,702,274
TOTAL COMMUNICATION SERVICES		39,117,640
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (e)(f)(s)	468,015	458,117
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3292% 5/6/30 (e)(f)(s)	538,650	541,343
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0706% 6/30/28 (e)(f)(s)	329,175	301,784
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (e)(f)(s)	2,315,018	2,307,054
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (e)(f)(s)	1,035,000	1,003,950
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9437% 1/29/28 (e)(f)(s)	422,913	422,122
		5,034,370
Automobiles - 0.1%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 12/13/29 (e)(f)(s)	810,221	812,376
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/22/31 (e)(f)(s)	497,500	498,604
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 6/3/28 (e)(f)(s)	4,390,447	4,279,193
		5,590,173
Broadline Retail - 0.1%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (e)(f)(s)	2,264,973	1,783,916
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (e)(f)(s)	940,010	943,930
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (e)(f)(s)	10,220,762	10,225,565
		12,953,411
Distributors - 0.0%
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5657% 12/22/28 (e)(f)(s)	173,232	174,208
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8292% 12/26/28 (e)(f)(s)	462,675	466,723
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 12/25/28 (e)(f)(s)	1,202,352	1,203,711
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (e)(f)(s)	200,000	199,834
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3201% 8/1/30 (e)(f)(s)	537,303	542,902
		2,587,378
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.3202% 7/30/28 (e)(f)(s)	2,710,099	2,720,641
CME Term SOFR 1 Month Index + 4.250% 9.5777% 7/31/28 (e)(f)(s)	1,000,000	1,005,250
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (e)(f)(s)	425,695	428,355
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1937% 7/30/26 (e)(f)(s)	858,931	861,792
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8019% 6/12/30 (e)(f)(s)	2,037,206	2,045,131
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0783% 8/11/28 (e)(f)(s)	313,425	314,732
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (e)(f)(s)	461,898	433,030
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(s)	5,536,702	4,754,643
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (e)(f)(s)	60,000	59,875
13.5% 2/14/27 (e)(s)	288,038	237,631
		12,861,080
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5784% 9/21/30 (e)(f)(s)	2,201,904	2,202,741
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 2/7/29 (e)(f)(s)	3,075,704	3,055,189
Alterra Mountain Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 8/17/28 (e)(f)(s)	493,671	496,450
Aramark Services, Inc. Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 1/15/27 (e)(f)(s)	500,000	500,000
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1929% 11/24/28 (e)(f)(s)	278,172	279,562
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (e)(f)(s)	2,846,250	2,852,170
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (e)(f)(s)	1,840,000	1,842,870
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0749% 8/9/27 (e)(f)(s)	60,000	60,330
CME Term SOFR 1 Month Index + 2.750% 8.0749% 10/18/28 (e)(f)(s)	1,844,731	1,857,644
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (e)(f)(s)	3,648,469	3,631,357
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (e)(f)(s)	1,763,407	1,771,783
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (e)(f)(s)	426,808	428,882
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (e)(f)(s)	850,000	854,250
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 10/31/29 (e)(f)(s)	1,417,632	1,419,843
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0709% 1/27/29 (e)(f)(s)	5,653,982	5,668,343
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (e)(f)(s)	2,360,000	2,362,950
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5594% 11/25/30 (e)(f)(s)	1,407,473	1,412,159
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 11/30/29 (e)(f)(s)	885,799	887,890
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 5/26/30 (e)(f)(s)	1,498,675	1,501,493
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/17/31 (e)(f)(s)	540,000	542,111
CME Term SOFR 1 Month Index + 3.000% 7.8292% 8/2/28 (e)(f)(s)	1,881,901	1,888,695
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4437% 4/26/28 (e)(f)(s)	500,000	499,375
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 4/26/28 (e)(f)(s)	654,000	651,960
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (e)(f)(s)	55,000	55,195
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0699% 4/16/29 (e)(f)(s)	752,322	755,143
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 4/1/31 (e)(f)(s)	2,500,000	2,496,875
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (e)(f)(s)	503,738	506,538
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (e)(f)(s)	1,297,716	1,297,314
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1792% 5/3/29 (e)(f)(s)	197,985	198,308
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7294% 3/1/26 (e)(f)(s)	1,000,000	988,930
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5723% 1/5/29 (e)(f)(s)	257,221	258,412
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (e)(f)(s)	2,807,795	2,758,659
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5563% 4/4/29 (e)(f)(s)	998,591	1,000,858
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 3/14/31 (e)(f)(s)	1,345,000	1,347,703
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (e)(f)(s)	1,300,334	1,144,294
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/3/28 (e)(f)(s)	1,752,750	1,754,573
		51,230,849
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (e)(f)(s)	913,170	913,453
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (e)(f)(s)	151,900	86,457
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 10/30/27 (e)(f)(s)	181,300	168,306
		1,168,216
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/18/30 (e)(f)(s)	802,750	806,194
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1777% 11/6/27 (e)(f)(s)	107,395	107,329
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (e)(f)(s)	104,213	104,560
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (e)(f)(s)	143,550	109,457
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (e)(f)(s)	875,491	682,883
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 10/19/27 (e)(f)(s)	190,227	190,211
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/16/31 (f)(s)(t)	670,000	671,119
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0594% 3/13/28 (e)(f)(s)	195,000	196,219
LBM Acquisition LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 5/30/31 (f)(s)(t)	1,705,000	1,690,081
CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (e)(f)(s)	2,397,429	2,387,240
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 4/16/31 (e)(f)(s)	558,182	559,577
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.821% 4/15/28 (e)(f)(s)	781,878	711,861
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 10/20/28 (e)(f)(s)	208,166	202,932
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6792% 10/20/28 (e)(f)(s)	462,950	453,497
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (e)(f)(s)	671,850	622,469
Staples, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 5.000% 10.4277% 4/16/26 (e)(f)(s)	1,213,530	1,201,516
CME Term SOFR 1 Month Index + 5.750% 8/23/29 (f)(s)(t)	2,355,000	2,243,138
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 4/16/28 (e)(f)(s)	632,583	633,260
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 1/20/31 (e)(f)(s)	720,000	725,076
		13,492,425
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5617% 2/20/29 (e)(f)(s)	585,000	588,545
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/23/28 (e)(f)(s)	81,425	81,154
		669,699
TOTAL CONSUMER DISCRETIONARY		106,393,795
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (e)(f)(s)	982,500	933,169
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (e)(f)(s)	1,000,000	835,940
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (e)(f)(s)	5,697,002	5,686,007
		7,455,116
Consumer Staples Distribution & Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3196% 2/3/29 (e)(f)(s)	128,889	129,372
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (e)(f)(s)	593,899	596,869
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 2/1/27 (e)(f)(s)	493,590	494,083
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (e)(f)(s)	280,000	279,300
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (e)(f)(s)	578,550	578,550
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (e)(f)(s)	3,015,404	3,024,842
		5,103,016
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5706% 12/23/30 (e)(f)(s)	200,000	201,500
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 10/23/27 (e)(f)(s)	740,409	743,711
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (e)(f)(s)	982,337	762,539
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 2/12/31 (e)(f)(s)	690,000	695,651
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0708% 3/1/29 (e)(f)(s)	245,000	246,225
		2,649,626
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3135% 12/22/26 (e)(f)(s)	977,273	978,084
Resideo Funding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (f)(s)(t)	365,000	365,913
		1,343,997
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 5/17/28 (e)(f)(s)	2,492,643	2,474,347
TOTAL CONSUMER STAPLES		19,026,102
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8222% 2/11/30 (e)(f)(s)	281,250	282,586
Oil, Gas & Consumable Fuels - 0.2%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5724% 10/31/28 (e)(f)(s)	99,213	99,667
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 3/17/28 (e)(f)(s)	2,297,704	2,303,448
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 11/19/29 (e)(f)(s)	588,132	589,814
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (e)(f)(s)	3,614,066	3,532,750
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (e)(f)(s)	2,720,000	2,728,078
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 9/29/28 (e)(f)(s)	1,457,741	1,472,581
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 10/31/28 (e)(f)(s)	448,106	449,898
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/22/31 (f)(s)(t)	340,000	341,489
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (f)(i)(k)(s)	71,751	0
term loan 0% (e)(i)(k)(s)	31,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (e)(f)(s)	1,650,863	1,658,820
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (e)(f)(s)	307,260	308,950
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (e)(f)(s)	295,000	295,696
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 5/10/29 (e)(f)(s)	395,000	396,481
		14,177,672
TOTAL ENERGY		14,460,258
FINANCIALS - 0.7%
Capital Markets - 0.2%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9157% 8/9/30 (e)(f)(s)	1,706,404	1,714,134
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 2/14/31 (e)(f)(s)	1,580,000	1,591,724
Broadstreet Partners, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0792% 1/26/29 (e)(f)(s)	602,490	603,623
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/31 (f)(s)(t)	679,000	681,852
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/29/30 (e)(f)(s)	2,212,717	2,224,887
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3206% 5/10/31 (e)(f)(s)	830,000	830,174
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (e)(f)(s)	1,423,941	1,425,422
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/3/31 (e)(f)(s)	425,000	427,125
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8157% 6/24/28 (e)(f)(s)	2,493,655	2,493,505
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 6/30/28 (e)(f)(s)	2,977,329	2,980,753
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (e)(f)(s)	883,926	888,346
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (e)(f)(s)	488,737	490,159
		16,351,704
Financial Services - 0.2%
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (e)(f)(s)	3,114,667	2,862,908
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (e)(f)(s)	203,463	204,254
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (e)(f)(s)	2,100,000	2,105,544
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/10/31 (f)(s)(t)	225,000	225,704
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (e)(f)(s)	832,078	839,009
Needle Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (e)(f)(s)	103,709	105,264
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 11/1/29 (e)(f)(s)	2,055,000	2,047,808
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1792% 11/8/26 (e)(f)(s)	714,666	715,202
CME Term SOFR 1 Month Index + 4.500% 9.8292% 12/13/28 (e)(f)(s)	2,912,000	2,915,640
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0696% 5/16/31 (e)(f)(s)	255,000	255,319
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 2/14/30 (e)(f)(s)	480,000	482,400
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 12/1/28 (e)(f)(s)	764,682	767,030
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 11/16/26 (e)(f)(s)	1,900,050	1,901,950
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3361% 4/29/26 (e)(f)(s)	985,959	988,522
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (e)(f)(s)	2,265,275	2,229,416
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (e)(f)(i)(s)	733,794	719,118
		19,365,088
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (e)(f)(s)	4,193,728	4,189,660
CME Term SOFR 1 Month Index + 4.250% 9.6937% 2/15/27 (e)(f)(s)	618,671	620,218
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/6/30 (e)(f)(s)	510,443	512,357
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8201% 11/6/30 (e)(f)(s)	1,006,347	1,010,080
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6937% 2/19/28 (e)(f)(s)	1,054,189	1,056,150
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (e)(f)(s)	441,904	442,642
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (e)(f)(s)	497,475	491,326
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 8/19/28 (e)(f)(s)	1,255,800	1,245,339
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/20/29 (e)(f)(s)	4,875,000	4,529,168
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 12/23/26 (e)(f)(s)	3,982,104	3,952,238
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 7/31/27 (e)(f)(s)	2,207,763	2,169,437
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (e)(f)(s)	2,513,961	2,529,874
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (e)(f)(s)	264,338	264,393
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (e)(f)(s)	1,315,000	1,341,852
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5859% 5/6/31 (e)(f)(s)	3,545,000	3,565,880
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (e)(f)(s)	192,085	192,352
CME Term SOFR 1 Month Index + 3.250% 8.0784% 9/27/30 (e)(f)(s)	1,467,625	1,469,724
		29,582,690
TOTAL FINANCIALS		65,299,482
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4292% 11/8/27 (e)(f)(s)	259,496	260,685
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/31/29 (e)(f)(s)	266,507	250,154
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/6/29 (e)(f)(s)	507,411	507,685
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 5/4/28 (e)(f)(s)	1,454,805	1,459,533
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 10/23/28 (e)(f)(s)	2,169,290	2,182,848
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5749% 11/30/27 (e)(f)(s)	951,023	953,401
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/30/31 (f)(s)(t)	575,000	572,487
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (e)(f)(s)	663,338	664,445
		6,851,238
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7019% 2/15/29 (e)(f)(s)	671,588	558,539
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (e)(f)(k)(s)	797,947	198,346
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(i)(s)	126,890	126,255
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (e)(f)(i)(s)	82,780	82,366
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5709% 2/12/28 (e)(f)(s)	510,604	513,449
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 5/9/31 (e)(f)(s)	950,000	947,226
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (e)(f)(s)	4,594,728	4,458,816
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.43% 10/29/27 (e)(f)(s)	39,741	39,840
CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (e)(f)(s)	702,184	703,939
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (e)(f)(s)	5,029	5,041
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (e)(f)(s)	193,839	194,942
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (e)(f)(s)	48,295	48,570
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 4/7/31 (e)(f)(s)	990,936	995,623
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/2/28 (e)(f)(s)	967,208	928,036
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1594% 3/2/28 (e)(f)(s)	27,806	26,680
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/21/31 (e)(f)(s)	2,545,000	2,545,331
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/15/28 (e)(f)(s)	1,911,979	1,921,940
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 6/21/29 (e)(f)(s)	364,076	365,987
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8269% 4/10/31 (e)(f)(s)	255,000	255,212
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (e)(f)(s)	782,884	786,172
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6777% 10/1/28 (e)(f)(s)	848,489	823,298
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7019% 12/15/27 (e)(f)(s)	497,455	498,823
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/8/27 (e)(f)(s)	808,227	811,840
		17,836,271
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (e)(f)(s)	5,797,937	5,781,819
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (s)	265,000	263,344
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5632% 5/1/31 (e)(f)(s)	1,600,000	1,605,008
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 9/28/29 (e)(f)(s)	835,000	838,081
		8,488,252
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (f)(s)(t)	204,850	205,362
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (f)(s)(t)	15,150	15,188
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1632% 8/1/27 (e)(f)(s)	2,655,499	2,651,595
Endo Finance Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (e)(f)(s)	840,000	838,950
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 5/5/28 (e)(f)(s)	1,310,969	1,321,011
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8206% 5/14/31 (e)(f)(s)	1,090,000	1,098,175
		6,130,281
TOTAL HEALTH CARE		39,306,042
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (f)(s)(t)	415,000	418,113
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (e)(f)(s)	395,000	397,469
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 8/24/28 (e)(f)(s)	842,265	845,870
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/22/30 (e)(f)(s)	1,676,202	1,683,124
		3,344,576
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1792% 11/23/28 (e)(f)(s)	1,111,766	1,097,347
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (e)(f)(s)	188,622	189,035
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (e)(f)(i)(s)	132,300	103,326
		1,389,708
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(s)	2,411,523	2,039,087
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 1/3/29 (e)(f)(s)	1,060,430	1,063,304
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/11/29 (e)(f)(s)	413,328	415,808
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6792% 10/22/28 (e)(f)(s)	89,770	89,785
CME Term SOFR 1 Month Index + 3.750% 8.8292% 11/3/28 (e)(f)(s)	325,000	326,160
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/24/29 (e)(f)(s)	573,750	574,708
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (e)(f)(s)	5,779,786	5,742,622
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 3/20/31 (e)(f)(s)	250,000	251,720
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (e)(f)(s)	1,940,136	1,941,242
		12,444,436
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (e)(f)(s)	2,211,293	2,223,743
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 3/19/26 (e)(f)(s)	465,753	466,918
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1792% 5/14/28 (e)(f)(s)	2,967,239	2,966,735
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3206% 2/15/29 (e)(f)(s)	1,702,608	1,712,194
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 11/16/28 (f)(s)(t)	410,000	413,075
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (e)(f)(s)	1,144,497	1,148,503
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (e)(f)(s)	765,879	768,629
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 6/30/28 (e)(f)(s)	426,786	428,814
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (e)(f)(s)	690,000	695,030
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/31/28 (e)(f)(s)	465,000	467,325
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (e)(f)(s)	2,634,447	2,648,173
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3281% 5/1/30 (e)(f)(s)	330,000	331,650
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 10/8/28 (e)(f)(s)	339,133	341,042
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2295% 5/3/29 (e)(f)(s)	196,500	184,710
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 2/10/31 (e)(f)(s)	244,388	245,304
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (e)(f)(s)	215,185	215,622
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (e)(f)(s)	127,708	128,080
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (e)(f)(s)	16,448	16,481
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (e)(f)(s)	6,978	6,999
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (e)(f)(s)	558,972	562,018
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/21/28 (e)(f)(s)	740,506	743,979
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8278% 10/21/30 (e)(f)(s)	540,000	540,562
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 4/21/27 (e)(f)(s)	601,280	515,598
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6851% 6/21/28 (e)(f)(s)	1,721,697	1,723,849
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1559% 10/11/28 (e)(f)(s)	415,800	396,794
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (e)(f)(s)	3,378,412	3,233,884
Omnia Partners LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 7/25/30 (f)(s)(t)	165,000	165,526
CME Term SOFR 1 Month Index + 3.750% 9.0745% 7/25/30 (e)(f)(s)	842,888	845,576
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (e)(f)(s)	2,467,650	2,370,178
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (e)(f)(s)	875,000	880,836
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 3/19/28 (e)(f)(s)	249,205	248,582
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1853% 12/16/26 (e)(f)(s)	572,273	574,660
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5701% 4/14/29 (e)(f)(s)	530,000	539,773
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (e)(f)(s)	825,000	821,395
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0792% 11/3/29 (e)(f)(s)	105,096	105,449
		29,677,686
Construction & Engineering - 0.1%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (e)(f)(s)	360,000	362,588
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0513% 5/14/28 (e)(f)(s)	319,182	318,428
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (e)(f)(s)	202,386	203,398
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/4/28 (e)(f)(s)	3,448,275	3,469,482
		4,353,896
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8992% 10/8/27 (e)(f)(s)	218,220	219,004
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9304% 3/2/27 (e)(f)(s)	1,964,797	1,971,438
		2,190,442
Ground Transportation - 0.0%
Avis Budget Car Rental LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 8/6/27 (e)(f)(s)	1,000,000	995,540
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4292% 3/16/29 (e)(f)(s)	82,402	82,299
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (e)(f)(s)	720,000	721,555
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (e)(f)(s)	890,077	895,640
		2,695,034
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4437% 7/22/29 (e)(f)(s)	855,949	859,159
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 3/17/30 (e)(f)(s)	629,801	632,163
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8132% 9/28/28 (e)(f)(s)	140,400	140,341
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3206% 6/17/30 (e)(f)(s)	88,047	88,433
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (e)(f)(s)	1,005,000	1,010,859
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (e)(f)(s)	287,111	288,905
		3,019,860
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (e)(f)(s)	536,000	556,325
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/21/31 (e)(f)(s)	340,000	341,557
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7749% 6/4/29 (e)(f)(s)	845,000	842,888
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (e)(f)(s)	793,170	810,834
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (e)(f)(s)	154,539	158,999
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0706% 2/24/31 (e)(f)(s)	870,000	872,018
		3,582,621
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 12/30/28 (e)(f)(s)	925,000	928,617
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/30/28 (e)(f)(s)	770,127	772,214
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (e)(f)(s)	5,441,291	5,359,671
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 3/3/31 (e)(f)(s)	365,000	365,913
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 8/16/28 (e)(f)(s)	591,972	593,328
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (e)(f)(s)	1,453,971	1,283,130
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 1/21/31 (e)(f)(s)	195,000	195,975
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (f)(s)(t)	295,000	295,738
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 2/24/28 (e)(f)(s)	282,859	284,168
		10,078,754
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1638% 10/6/30 (e)(f)(s)	199,000	199,995
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (e)(f)(s)	975,000	979,212
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0792% 2/14/31 (e)(f)(s)	430,000	433,010
		1,612,217
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1709% 4/6/28 (e)(f)(s)	379,334	379,808
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.071% 5/7/28 (e)(f)(s)	705,685	621,398
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.571% 7/26/28 (e)(f)(s)	991,142	994,116
		1,995,322
TOTAL INDUSTRIALS		76,384,552
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (e)(f)(s)	1,220,930	834,054
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3201% 10/24/30 (e)(f)(s)	79,202	79,479
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 4/4/26 (e)(f)(s)	639,796	571,978
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (e)(f)(s)	235,711	184,561
		1,670,072
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 7/2/29 (e)(f)(s)	1,172,790	1,177,481
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (e)(f)(s)	866,064	862,452
CME Term SOFR 1 Month Index + 4.750% 10.0792% 3/31/28 (e)(f)(s)	152,675	152,962
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 8/10/27 (e)(f)(s)	977,157	977,841
		3,170,736
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (e)(f)(s)	175,000	175,401
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0594% 2/3/31 (e)(f)(s)	120,000	120,487
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (e)(f)(s)	310,000	311,274
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (e)(f)(s)	2,581,834	2,549,561
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (e)(f)(s)	1,336,535	1,336,535
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 2/1/28 (e)(f)(s)	4,291,038	4,292,540
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/31/28 (e)(f)(s)	298,180	298,741
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4292% 1/13/29 (e)(f)(s)	840,725	841,516
		9,926,055
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8224% 8/17/29 (e)(f)(s)	728,467	731,869
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (e)(f)(s)	2,133,333	2,129,771
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (e)(f)(s)	866,475	873,441
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/19/30 (e)(f)(s)	1,249,526	1,252,800
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (e)(f)(s)	2,130,000	2,088,465
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (e)(f)(s)	5,146,626	5,139,370
BEP Borrower HoldCo, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0749% 4/14/31 (e)(f)(s)	685,000	689,281
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (f)(i)(k)(s)(u)	2,110	2,110
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (f)(i)(k)(s)(u)	2,110	2,110
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (e)(f)(k)(s)	246,629	51,881
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/31/31 (e)(f)(s)	1,636,474	1,636,883
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 7/6/29 (e)(f)(s)	704,712	710,117
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9094% 9/30/28 (e)(f)(s)	2,000,000	2,002,760
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (e)(f)(s)	4,758,164	4,774,009
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/24/31 (e)(f)(s)	2,000,000	2,010,000
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (e)(f)(s)	1,324,869	1,327,625
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 10/16/26 (e)(f)(s)	4,216,193	4,192,793
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3292% 2/19/29 (e)(f)(s)	735,000	661,809
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(i)(s)	12,179	12,179
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 10/7/29 (e)(f)(s)	665,908	669,477
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 7/31/27 (e)(f)(s)	249,375	249,532
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (e)(f)(s)	493,606	495,181
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (e)(f)(i)(s)	521,483	521,483
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (e)(f)(s)	1,034,265	1,038,019
Gen Digital, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 9/12/29 (f)(s)(t)	180,000	180,000
CME Term SOFR 1 Month Index + 2.000% 7.4292% 9/12/29 (e)(f)(s)	1,653,793	1,654,620
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 12/1/27 (e)(f)(s)	1,280,427	1,288,890
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0519% 7/15/30 (e)(f)(s)	2,274,026	2,279,006
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1632% 3/1/29 (e)(f)(s)	3,504,821	3,503,069
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/3/28 (e)(f)(s)	7,194,166	7,202,368
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5657% 2/23/29 (e)(f)(s)	2,130,000	2,117,348
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (f)(s)(t)	2,560,000	2,504,525
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5792% 1/31/30 (e)(f)(s)	733,549	738,177
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (e)(f)(s)	6,545,057	6,546,301
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (e)(f)(s)	1,820,000	1,831,539
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9676% 5/30/26 (e)(f)(s)	174,551	175,124
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3249% 8/31/28 (e)(f)(s)	2,709,889	2,715,986
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1858% 5/15/28 (e)(f)(s)	816,075	363,667
CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (e)(f)(s)	190,062	190,933
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 4/22/28 (e)(f)(s)	1,836,003	1,810,299
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (e)(f)(s)	1,720,408	1,691,970
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (e)(f)(s)	1,045,093	1,044,445
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (e)(f)(s)	237,606	239,288
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9437% 8/11/28 (e)(f)(s)	1,794,771	1,771,887
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3199% 5/9/31 (e)(f)(s)	1,700,000	1,706,443
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5699% 2/10/31 (e)(f)(s)	3,872,629	3,900,202
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5709% 4/14/31 (e)(f)(s)	840,515	845,769
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3278% 3/19/31 (e)(f)(s)	195,000	195,975
		79,028,927
TOTAL INFORMATION TECHNOLOGY		94,527,659
MATERIALS - 0.5%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (e)(f)(s)	540,000	520,198
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (e)(f)(s)	164,577	148,736
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (e)(f)(s)	1,870,931	1,870,931
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 11/24/27 (e)(f)(s)	123,438	122,512
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (e)(f)(s)	110,000	105,875
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 11/24/27 (e)(f)(s)	987,342	978,703
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (e)(f)(s)	66,359	66,657
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3295% 12/20/29 (e)(f)(s)	72,708	72,969
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 5/29/29 (e)(f)(s)	495,359	498,247
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (e)(f)(s)	1,316,000	1,308,867
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8199% 11/1/30 (e)(f)(s)	440,000	441,236
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (e)(f)(s)	2,749,602	2,747,897
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2581% 5/27/28 (e)(f)(s)	635,914	618,083
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (e)(f)(s)	566,115	549,489
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (e)(f)(s)	4,297,279	4,297,279
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (e)(f)(s)	95,000	86,260
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/1/30 (e)(f)(s)	148,875	148,812
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 4/2/29 (e)(f)(s)	3,313,906	3,311,852
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (e)(f)(s)	711,971	668,363
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8202% 4/3/28 (e)(f)(s)	114,138	114,994
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (e)(f)(s)	632,033	635,983
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (e)(f)(s)	358,202	360,330
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(f)(s)	2,128,949	2,136,678
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (e)(f)(s)	430,000	431,849
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (e)(f)(s)	871,217	876,122
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (f)(s)(u)	85,329	85,916
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (e)(f)(s)	389,671	392,352
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (e)(f)(s)	188,553	188,991
		23,786,181
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (e)(f)(s)	158,400	158,945
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 4/2/29 (e)(f)(s)	246,002	247,540
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 3/27/28 (e)(f)(s)	784,619	790,175
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0792% 10/19/27 (e)(f)(s)	738,665	741,597
		1,938,257
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/3/28 (e)(f)(s)	3,486,646	3,478,592
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5735% 3/11/28 (e)(f)(s)	2,977,322	2,976,845
CME Term SOFR 3 Month Index + 3.750% 9.1835% 3/11/28 (e)(f)(s)	497,449	498,011
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1853% 7/1/29 (e)(f)(s)	453,478	454,648
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 3/22/29 (e)(f)(s)	529,585	532,233
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 12/1/27 (e)(f)(s)	765,252	768,467
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1042% 4/13/29 (e)(f)(s)	3,646,207	3,664,438
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 8/4/27 (e)(f)(s)	1,174,970	1,178,918
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (e)(f)(s)	450,357	409,375
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/14/31 (e)(f)(s)	340,000	341,489
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 9/24/28 (e)(f)(s)	1,715,475	1,718,237
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 8/3/26 (e)(f)(s)	224,414	225,015
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 1/30/27 (e)(f)(s)	425,870	427,216
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 3/27/31 (e)(f)(s)	2,195,000	2,215,128
		18,888,612
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 8/19/30 (e)(f)(s)	407,953	411,098
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (e)(f)(s)	246,891	247,199
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 5/8/31 (f)(s)(t)	690,000	690,987
		938,186
TOTAL MATERIALS		45,962,334
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1937% 8/21/25 (e)(f)(s)	105,812	105,845
CME Term SOFR 1 Month Index + 3.250% 8.6792% 1/31/30 (e)(f)(s)	1,460,722	1,464,374
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (e)(f)(s)	381,444	383,351
		1,953,570
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (e)(f)(s)	1,969,594	1,979,068
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8292% 8/22/29 (e)(f)(s)	373,684	376,796
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8292% 6/23/27 (e)(f)(s)	360,000	361,238
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 12/20/30 (e)(f)(s)	2,040,637	2,047,188
		4,764,290
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/20/30 (e)(f)(s)	344,075	344,268
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (e)(f)(s)	1,060,755	1,002,414
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 11/14/25 (e)(f)(s)	2,000,000	1,990,000
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 3/25/28 (e)(f)(s)	246,827	229,673
		3,566,355
TOTAL UTILITIES		8,330,645
TOTAL BANK LOAN OBLIGATIONS (Cost $510,833,556)		510,762,079

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (e)(f) (Cost $1,750,000)	1,750,000	1,726,684

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(l)		400,000	371,232
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(l)	EUR	2,100,000	2,112,723
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (l)		650,000	660,156
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(l)	EUR	2,235,000	2,281,643
TOTAL CONSUMER STAPLES			2,941,799
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (e)(f)(l)		5,894,000	5,866,613
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7009% (e)(f)(l)		1,232,000	1,218,644
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (e)(f)(l)		1,521,000	1,509,415
			8,594,672
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(l)	EUR	275,000	298,389
Banco de Credito e Inversiones 8.75% (b)(e)(l)		300,000	313,969
Banco del Estado de Chile 7.95% (b)(e)(l)		235,000	241,756
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(e)(f)(l)		300,000	301,785
Banco Mercantil del Norte SA:
6.75% (b)(e)(l)		370,000	368,150
7.625% (b)(e)(l)		715,000	704,275
Bank of America Corp.:
5.875% (e)(l)		1,235,000	1,212,495
6.25% (e)(l)		330,000	328,558
Barclays PLC 7.125% (e)(l)	GBP	310,000	390,529
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		500,000	461,250
8.45% 6/29/38 (b)(e)		400,000	420,034
Citigroup, Inc. 7.125% (e)(l)		560,000	558,466
Citigroup, Inc. 4.7% (e)(l)		510,000	499,129
JPMorgan Chase & Co.:
4.6% (e)(l)		2,090,000	2,051,236
6.1% (e)(l)		135,000	135,472
M&T Bank Corp.:
3.5% (e)(l)		125,000	102,854
5.125% (e)(l)		255,000	239,376
Wells Fargo & Co. 5.9% (e)(l)		900,000	898,278
			9,526,001
Capital Markets - 0.1%
Charles Schwab Corp.:
4% (e)(l)		500,000	416,429
5.375% (e)(l)		240,000	236,205
Credit Suisse Group AG Claim (k)(l)		995,000	109,450
Goldman Sachs Group, Inc. 7.5% (e)(l)		745,000	765,424
UBS Group AG 7% (Reg. S) (e)(l)		200,000	199,458
			1,726,966
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(l)		420,000	369,749
4.7% (e)(l)		1,410,000	1,127,600
			1,497,349
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(l)		690,000	672,750
TOTAL FINANCIALS			13,423,066
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(l)	GBP	165,000	190,540
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(l)		1,000,000	995,240
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)		2,325,000	2,309,371
Air Lease Corp. 4.125% (e)(l)		965,000	862,948
Aircastle Ltd. 5.25% (b)(e)(l)		1,271,000	1,207,465
			4,379,784
TOTAL INDUSTRIALS			5,565,564
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(e)(l)		400,000	380,625
5.65% (b)(e)(l)		450,000	446,063
			826,688
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(e)(l)		1,180,000	1,132,800
9.125% (b)(e)(l)		200,000	214,250
			1,347,050
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (e)(l)	EUR	1,100,000	746,569
Citycon Oyj 4.496% (Reg. S) (e)(l)	EUR	215,000	194,726
CPI Property Group SA 3.75% (Reg. S) (e)(l)	EUR	415,000	230,921
Heimstaden Bostad AB 3.625% (Reg. S) (e)(l)	EUR	875,000	626,616
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(l)	EUR	385,000	129,167
			1,927,999
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (e)(l)	GBP	100,000	121,722
TOTAL PREFERRED SECURITIES (Cost $35,640,495)			37,232,515

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (v)	440,742,125	440,830,273
Fidelity Securities Lending Cash Central Fund 5.39% (v)(w)	5,127,175	5,127,688
TOTAL MONEY MARKET FUNDS (Cost $445,957,961)		445,957,961

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	11,900,000	521,273
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	5,700,000	227,566
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	30,300,000	1,158,980
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	6,400,000	274,286
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	6,600,000	405,587
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	14,900,000	554,215
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,600,000	821,326
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	10,200,000	409,621

TOTAL PUT OPTIONS			4,372,854
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	11,900,000	411,771
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	5,700,000	226,765
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	30,300,000	1,279,720
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	6,400,000	230,912
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	6,600,000	60,442
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	14,900,000	413,034
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,600,000	490,523
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	10,200,000	402,993

TOTAL CALL OPTIONS			3,516,160
TOTAL PURCHASED SWAPTIONS (Cost $8,342,344)			7,889,014

TOTAL INVESTMENT IN SECURITIES - 122.4% (Cost $11,847,686,639)	11,620,816,539
NET OTHER ASSETS (LIABILITIES) - (22.4)% (x)	(2,125,811,760)
NET ASSETS - 100.0%	9,495,004,779

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(4,500,000)	(3,603,053)
2% 6/1/54	(37,800,000)	(30,265,647)
2% 6/1/54	(9,600,000)	(7,686,514)
2.5% 6/1/54	(22,700,000)	(18,907,484)
2.5% 6/1/54	(50,000)	(41,646)
3.5% 6/1/54	(23,350,000)	(20,828,123)
3.5% 6/1/54	(26,550,000)	(23,682,512)
4.5% 6/1/54	(14,600,000)	(13,793,099)
5.5% 6/1/54	(4,000,000)	(3,947,175)
5.5% 6/1/54	(3,600,000)	(3,552,458)
6% 6/1/54	(5,350,000)	(5,364,043)
6% 6/1/54	(4,275,000)	(4,286,221)
6% 6/1/54	(16,050,000)	(16,092,130)
6% 6/1/54	(1,125,000)	(1,127,953)
6% 6/1/54	(3,450,000)	(3,459,056)
6% 6/1/54	(6,600,000)	(6,617,324)
6% 6/1/54	(5,350,000)	(5,364,043)
6% 6/1/54	(4,275,000)	(4,286,221)

TOTAL GINNIE MAE		(172,904,702)

Uniform Mortgage Backed Securities
2% 6/1/39	(5,300,000)	(4,626,323)
2% 6/1/54	(48,500,000)	(37,386,657)
2% 6/1/54	(40,500,000)	(31,219,785)
2% 6/1/54	(7,000,000)	(5,396,012)
2% 6/1/54	(50,500,000)	(38,928,374)
2% 6/1/54	(27,050,000)	(20,851,733)
2% 6/1/54	(29,800,000)	(22,971,595)
2% 6/1/54	(158,400,000)	(122,104,050)
2% 6/1/54	(1,500,000)	(1,156,288)
2% 6/1/54	(10,000,000)	(7,708,589)
2.5% 6/1/54	(2,800,000)	(2,259,360)
2.5% 6/1/54	(19,050,000)	(15,371,716)
2.5% 6/1/54	(19,050,000)	(15,371,716)
2.5% 6/1/54	(15,950,000)	(12,870,281)
2.5% 6/1/54	(18,950,000)	(15,291,024)
2.5% 6/1/54	(69,900,000)	(56,403,303)
3% 6/1/54	(9,400,000)	(7,901,143)
3% 6/1/54	(24,300,000)	(20,425,295)
3% 6/1/54	(14,950,000)	(12,566,179)
3% 6/1/54	(3,100,000)	(2,605,696)
3% 6/1/54	(1,600,000)	(1,344,875)
3% 6/1/54	(50,200,000)	(42,195,464)
3% 6/1/54	(3,100,000)	(2,605,696)
3.5% 6/1/54	(57,850,000)	(50,693,342)
3.5% 6/1/54	(3,200,000)	(2,804,126)
3.5% 6/1/54	(14,300,000)	(12,530,938)
3.5% 6/1/54	(1,025,000)	(898,197)
3.5% 6/1/54	(123,950,000)	(108,616,071)
3.5% 6/1/54	(55,000,000)	(48,195,917)
4% 6/1/54	(12,600,000)	(11,428,097)
4% 6/1/54	(7,900,000)	(7,165,235)
4% 6/1/54	(18,350,000)	(16,643,300)
4% 6/1/54	(1,300,000)	(1,179,089)
4% 6/1/54	(14,900,000)	(13,514,178)
4% 6/1/54	(11,500,000)	(10,430,406)
4% 6/1/54	(6,200,000)	(5,623,349)
4% 6/1/54	(3,300,000)	(2,993,073)
4.5% 6/1/54	(5,600,000)	(5,242,347)
5% 6/1/54	(2,900,000)	(2,789,890)
5% 6/1/54	(3,100,000)	(2,982,296)
5% 6/1/54	(2,900,000)	(2,789,890)
5% 6/1/54	(3,100,000)	(2,982,296)
5% 7/1/54	(6,000,000)	(5,772,421)
5.5% 6/1/54	(1,550,000)	(1,524,630)
5.5% 7/1/54	(1,550,000)	(1,524,388)
6% 6/1/54	(11,600,000)	(11,614,948)
6% 6/1/54	(2,400,000)	(2,403,093)
6% 6/1/54	(12,600,000)	(12,616,236)
6% 6/1/54	(34,800,000)	(34,844,843)
6% 6/1/54	(12,200,000)	(12,215,721)
6% 6/1/54	(2,400,000)	(2,403,093)
6.5% 6/1/54	(4,200,000)	(4,269,070)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(898,251,634)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,073,948,077)		(1,071,156,336)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	25	Jun 2024	1,873,952	(55,523)	(55,523)
TME 10 Year Canadian Note Contracts (Canada)	57	Sep 2024	4,971,686	(9,604)	(9,604)

TOTAL BOND INDEX CONTRACTS					(65,127)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Sep 2024	217,594	(1,086)	(1,086)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Sep 2024	1,629,625	(1,514)	(1,514)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,035	Sep 2024	321,093,516	(977,376)	(977,376)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2024	367,313	(6,284)	(6,284)

TOTAL TREASURY CONTRACTS					(986,260)

TOTAL PURCHASED					(1,051,387)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	10	Sep 2024	1,227,358	12,485	12,485

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,166	Sep 2024	126,857,156	590,721	590,721
CBOT 5-Year U.S. Treasury Note Contracts (United States)	246	Sep 2024	26,026,031	65,518	65,518
CBOT Long Term U.S. Treasury Bond Contracts (United States)	186	Sep 2024	21,587,625	252,484	252,484

TOTAL TREASURY CONTRACTS					908,723

TOTAL SOLD					921,208

TOTAL FUTURES CONTRACTS					(130,179)
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	750,000	USD	814,178	Brown Brothers Harriman & Co	6/04/24	(390)
EUR	115,000	USD	124,677	Bank of America, N.A.	8/22/24	563
EUR	1,062,000	USD	1,159,478	Brown Brothers Harriman & Co	8/22/24	(2,907)
EUR	184,000	USD	199,883	Brown Brothers Harriman & Co	8/22/24	502
EUR	114,000	USD	124,247	JPMorgan Chase Bank, N.A.	8/22/24	(96)
USD	1,901,892	CAD	2,595,000	Citibank, N. A.	8/22/24	(5,247)
USD	1,223,726	EUR	1,123,000	BNP Paribas S.A.	8/22/24	723
USD	207,421	EUR	190,000	Bank of America, N.A.	8/22/24	502
USD	818,205	EUR	751,000	Brown Brothers Harriman & Co	8/22/24	329
USD	616,338	EUR	567,000	Brown Brothers Harriman & Co	8/22/24	(1,153)
USD	98,463,121	EUR	91,057,000	Goldman Sachs Bank USA	8/22/24	(702,464)
USD	28,873,144	GBP	23,056,000	Bank of America, N.A.	8/22/24	(518,152)
USD	477,666	GBP	381,000	Brown Brothers Harriman & Co	8/22/24	(8,024)
USD	2,825,917	JPY	433,800,000	Citibank, N. A.	8/22/24	33,698

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,202,116)
Unrealized Appreciation						36,317
Unrealized Depreciation						(1,238,433)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	510,000	(8,335)	6,394	(1,941)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	510,000	(8,335)	6,394	(1,941)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,080,000	(17,651)	13,541	(4,110)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,150,000	597	(11,171)	(10,574)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	900,000	(26,227)	23,173	(3,054)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	450,000	(13,113)	11,631	(1,482)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	700,000	(20,399)	18,102	(2,297)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	700,000	(20,399)	18,097	(2,302)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	104	(320)	(216)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		2,900,000	32,706	(33,445)	(739)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		8,070,000	91,014	(96,714)	(5,700)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		10,500,000	118,420	(201,250)	(82,830)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,700,000	40,135	(44,806)	(4,671)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		14,800,000	219,998	(352,861)	(132,863)
CMBX N.A. AAA Index Series 16		Apr 2065	JPMorgan Securities LLC	(0.5%)	Monthly		8,000,000	118,918	(126,612)	(7,694)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	68,574	(87,470)	(18,896)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	26,834	(44,019)	(17,185)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	49,195	(80,401)	(31,206)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	134,169	(202,431)	(68,262)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	41,742	(73,690)	(31,948)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		450,000	67,085	(135,675)	(68,590)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		170,000	25,343	(46,753)	(21,410)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		130,000	19,380	(37,163)	(17,783)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		680,000	101,372	(151,833)	(50,461)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	4,472	(7,891)	(3,419)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	55,158	(106,899)	(51,741)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	89,446	(178,551)	(89,105)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		680,000	101,372	(174,175)	(72,803)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		950,000	141,623	(278,527)	(136,904)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		590,000	87,955	(144,443)	(56,488)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	89,446	(116,478)	(27,032)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	26,834	(51,480)	(24,646)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	16,398	(33,310)	(16,912)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,723	(75,909)	(31,186)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	29,815	(33,459)	(3,644)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	89,446	(101,133)	(11,687)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	25,343	(40,221)	(14,878)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	56,649	(87,492)	(30,843)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	17,889	(28,771)	(10,882)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	102,750	(146,691)	(43,941)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		700,000	79,917	(100,695)	(20,778)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	102,750	(127,157)	(24,407)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	45,667	(57,540)	(11,873)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	900,000	(200,730)	192,276	(8,454)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	400,000	(89,213)	85,110	(4,103)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,300,000	23,889	(29,330)	(5,441)
Societe Generale France		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,400,000	3,098	(9,709)	(6,611)
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,150,000	20,512	(25,389)	(4,877)

TOTAL BUY PROTECTION								2,006,336	(3,307,146)	(1,300,810)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	0.01%	Quarterly		5,510,000	22,531	0	22,531
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(104)	466	362

TOTAL SELL PROTECTION								22,427	466	22,893
TOTAL CREDIT DEFAULT SWAPS								2,028,763	(3,306,680)	(1,277,917)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	69,623,000	647,248	0	647,248
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	14,014,000	179,308	0	179,308
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	11,870,000	216,088	0	216,088
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	24,667,000	564,953	0	564,953
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	13,648,000	59,657	0	59,657
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	2,100,000	(1,881)	0	(1,881)
TOTAL INTEREST RATE SWAPS							1,665,373	0	1,665,373

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,745,005,287 or 18.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,006 or 0.0% of net assets.

(i)	Level 3 security
(j)	A portion of the security sold on a delayed delivery basis.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,672,646.

(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,871,628.
(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,662,131.
(p)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,011,226.

(q)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $89,549 and $90,136, respectively.

(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	Includes $608,867 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	58,415

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	171,775,801	3,858,717,711	3,589,631,670	15,252,413	(31,569)	-	440,830,273	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	-	10,595,755	5,468,067	6,735	-	-	5,127,688	0.0%
Total	171,775,801	3,869,313,466	3,595,099,737	15,259,148	(31,569)	-	445,957,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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